UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563

(Address of principal executive offices) (Zip code)

Jeremy DeGroot

4 Orinda Way, Suite 200-D

Orinda, CA 94563

(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

(925) 254-8999

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 95.3%
Consumer Discretionary: 16.6%
25,800	Amazon.com, Inc.*	$8,318,952
40,400	Carnival Corp.	1,622,868
194,000	Chico’s FAS, Inc.	2,865,380
65,200	Comcast Corp. - Class A	3,488,200
178,000	General Motors Co.	5,685,320
70,276	HomeAway, Inc.*	2,494,798
116,000	HSN, Inc.	7,118,920
489,400	Interpublic Group of Cos., Inc. (The)	8,965,808
58,500	Lear Corp.	5,054,985
133,000	Liberty Interactive Corp. - Class A*	3,793,160
31,200	Naspers Ltd. - Class N	3,435,394
294,500	Pirelli & C. SpA	4,075,641
3,500	Priceline Group, Inc. (The)*	4,055,030
69,200	Shutterfly, Inc.*	3,372,808
86,000	Twenty-First Century Fox, Inc. - Class B	2,864,660
89,500	Urban Outfitters, Inc.*	3,284,650

		70,496,574

Consumer Staples: 2.7%
17,620	Costco Wholesale Corp.	2,208,138
42,500	Henkel AG & Co. KGaA	3,970,654
40,669	Kellogg Co.	2,505,211
80,173	Sysco Corp.	3,042,565

		11,726,568

Energy: 8.7%
50,000	Apache Corp.	4,693,500
51,500	Baker Hughes, Inc.	3,350,590
30,060	Canadian Natural Resources Ltd.	1,167,530
63,000	Devon Energy Corp.	4,295,340
174,400	Encana Corp.	3,699,024
193,890	Frank’s International N.V.	3,625,743
47,719	Imperial Oil Ltd.	2,253,291
55,400	National Oilwell Varco, Inc.	4,215,940
70,000	Newfield Exploration Co.*	2,594,900
51,000	Schlumberger Ltd.	5,186,190
54,770	Southwestern Energy Co.*	1,914,212

		36,996,260

Financials: 20.0%
139,240	American Express Co.	12,189,070
74,000	American International Group, Inc.	3,997,480
284,000	Bank of America Corp.	4,842,200
355,200	Bank of New York Mellon Corp. (The)	13,756,896
56	Berkshire Hathaway, Inc. - Class A*	11,586,400
35,000	Berkshire Hathaway, Inc. - Class B*	4,834,900
96,000	Blackstone Group L.P. (The)	3,022,080
29,246	BOK Financial Corp.	1,944,274
47,000	Capital One Financial Corp.	3,836,140
13,000	Fairfax Financial Holdings Ltd.	5,800,717
69,000	JPMorgan Chase & Co.	4,156,560
53,080	Loews Corp.	2,211,313
8,270	Markel Corp.*	5,260,960

Shares		Value
Financials: (continued)
73,100	PacWest Bancorp	$3,013,913
57,075	ProAssurance Corp.	2,515,295
43,580	Wells Fargo & Co.	2,260,495

		85,228,693

Health Care: 8.1%
22,200	Alexion Pharmaceuticals, Inc.*	3,681,204
27,600	athenahealth, Inc.*	3,634,644
98,900	Health Net, Inc.*	4,560,279
60,500	Medtronic, Inc.	3,747,975
25,500	Myriad Genetics, Inc.*	983,535
202,658	Patterson Cos., Inc.	8,396,121
16,100	Regeneron Pharmaceuticals, Inc.*	5,804,372
40,900	UnitedHealth Group, Inc.	3,527,625

		34,335,755

Industrials: 7.6%
31,500	3M Co.	4,462,920
46,500	Adecco S.A.	3,155,800
42,202	American Science & Engineering, Inc.	2,337,147
77,200	Atlas Air Worldwide Holdings, Inc.*	2,549,144
50,438	Clean Harbors, Inc.*	2,719,617
27,500	FedEx Corp.	4,439,875
190,500	Herman Miller, Inc.	5,686,425
41,000	Honeywell International, Inc.	3,817,920
89,870	Xylem, Inc.	3,189,486

		32,358,334

Information Technology: 26.1%
62,000	Accenture Plc - Class A	5,041,840
40,000	Akamai Technologies, Inc.*	2,392,000
97,200	ARM Holdings Plc - ADR	4,246,668
91,500	Arrow Electronics, Inc.*	5,064,525
26,600	Baidu, Inc. - ADR*	5,804,918
35,870	Cabot Microelectronics Corp.*	1,486,812
78,600	Facebook, Inc. - Class A*	6,212,544
174,690	Global Eagle Entertainment, Inc.*	1,960,022
19,050	Google, Inc. - Class A*	11,209,210
11,850	Google, Inc. - Class C*	6,841,716
115,000	Intel Corp.	4,004,300
193,000	Itron, Inc.*	7,586,830
48,000	MasterCard, Inc. - Class A	3,548,160
72,568	MKS Instruments, Inc.	2,422,320
266,100	Oracle Corp.	10,186,308
263,100	Polycom, Inc.*	3,232,184
76,000	QUALCOMM, Inc.	5,682,520
91,900	salesforce.com, Inc.*	5,287,007
72,000	TE Connectivity Ltd.	3,980,880
75,500	Teradata Corp.*	3,164,960
54,050	Visa, Inc. - Class A	11,532,648

		110,888,372

Materials: 3.9%
79,000	Freeport-McMoRan, Inc.	2,579,350
49,966	HB Fuller Co.	1,983,650
33,500	Monsanto Co.	3,769,085
180,500	Potash Corp. of Saskatchewan, Inc.	6,238,080

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Materials: (continued)
31,500	Royal Gold, Inc.	$2,045,610

		16,615,775

Utilities: 1.6%
220,000	Calpine Corp.*	4,774,000
79,424	Great Plains Energy, Inc.	1,919,678

		6,693,678

TOTAL COMMON STOCKS (Cost $308,883,917)		405,340,009

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.7%
REPURCHASE AGREEMENTS: 4.7%
$20,071,000	FICC, 0.000%, 9/30/14, due 10/01/2014 [collateral: par value $20,415,000, U.S. Treasury Note, 1.625%, due 04/30/2019; value $20,492,465] (proceeds $20,071,000)	$20,071,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,071,000)		20,071,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $328,954,917): 100.0%		425,411,009

Other Assets in Excess of Liabilities: 0.0%		142,568

NET ASSETS: 100.0%		$425,553,577

Percentages are stated as percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal incom tax purposes at September 30, 2014 was as follows*:

Cost of investments	$328,954,917

Gross unrealized appreciation	98,510,138
Gross unrealized depreciation	(2,054,046)

Net unrealized appreciation	$96,456,092

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 95.4%
Australia: 2.7%
883,230	Ansell Ltd.	$15,006,563
11,192,735	Incitec Pivot Ltd.	26,496,795

		41,503,358

Belgium: 1.6%
222,361	Anheuser-Busch InBev N.V.	24,741,906

Brazil: 1.9%
2,786,500	Estacio Participacoes S.A.	28,945,921

Canada: 4.9%
91,319	Potash Corp. of Saskatchewan, Inc.	3,155,985
2,064,735	Trican Well Service Ltd.	24,131,711
378,083	Valeant Pharmaceuticals International, Inc.*	49,604,490

		76,892,186

China: 4.2%
162,172	Baidu, Inc. - ADR*	35,390,796
44,807,790	Greatview Aseptic Packaging Co. Ltd.*	29,256,530

		64,647,326

Denmark: 1.4%
459,275	Novo Nordisk A/S - Class B	21,969,662

Finland: 2.6%
823,940	Sampo Oyj - Class A	39,950,927

France: 13.4%
913,489	AXA S.A.	22,504,047
424,900	BNP Paribas S.A.	28,178,086
242,900	Danone S.A.	16,255,616
280,472	Essilor International S.A.	30,789,965
676,433	Numericable Group S.A.*	36,087,063
329,477	Renault S.A.	23,859,348
302,698	Schneider Electric SE	23,238,772
249,990	Valeo S.A.	27,813,003

		208,725,900

Germany: 7.2%
115,000	Allianz SE	18,637,762
503,142	Daimler AG	38,582,814
97,669	Linde AG	18,764,143
271,456	SAP SE	19,572,017
921,094	Tom Tailor Holding AG*	16,108,451

		111,665,187

Greece: 1.3%
11,710,840	Piraeus Bank S.A.*	19,814,946

Ireland: 2.0%
130,297	Actavis Plc*	31,438,060

Japan: 8.7%
3,161,000	Daiwa Securities Group, Inc.	25,043,017
538,700	Don Quijote Holdings Co. Ltd.	30,895,126
135,300	FANUC Corp.	24,438,505
733,700	Honda Motor Co. Ltd.	25,421,108
8,027,475	Taiheiyo Cement Corp.	30,302,026

		136,099,782

Shares		Value
Malaysia: 2.0%
39,500,925	AirAsia Bhd	$30,464,057

Netherlands: 1.7%
3,322,600	CNH Industrial N.V.*	26,431,308

Panama: 1.9%
280,037	Copa Holdings S.A. - Class A	30,045,170

Philippines: 0.9%
24,438,400	Alliance Global Group, Inc.	14,158,507

South Africa: 0.6%
1,194,070	Mediclinic International Ltd.	9,714,557

South Korea: 2.4%
826,047	SK Hynix, Inc.*	36,595,780

Spain: 3.4%
639,410	Atresmedia Corp. de Medios de Comunicacion S.A.*	9,728,962
1,845,135	Banco Bilbao Vizcaya Argentaria S.A.	22,252,409
1,100,045	Ferrovial S.A.	21,328,500

		53,309,871
Sweden: 1.8%
1,085,662	Electrolux AB - Series B	28,713,139

Switzerland: 7.3%
291,176	Cie Financiere Richemont S.A.	23,874,878
1,403,851	Credit Suisse Group AG	38,888,531
129,200	Kuehne & Nagel International AG	16,306,337
77,638	Roche Holding AG	23,001,745
23,040	Swatch Group AG (The)	10,949,154

		113,020,645

Turkey: 0.6%
1,592,360	Turkiye Halk Bankasi A/S	9,567,079

United Kingdom: 20.9%
2,097,351	ARM Holdings Plc	30,818,385
379,350	Associated British Foods Plc	16,482,511
976,920	BG Group Plc	18,062,357
1,188,330	Burberry Group Plc	29,121,389
2,305,800	Carpetright Plc*	13,836,745
345,301	Delphi Automotive Plc	21,180,763
1,585,949	Diageo Plc	45,913,247
758,276	Domino’s Pizza Group Plc	6,985,318
2,287,523	Informa Plc	18,141,989
953,289	Liberty Global Plc - Series C*	39,099,148
8,310,580	Lloyds Banking Group Plc*	10,360,931
2,436,347	Rexam Plc	19,432,928
1,424,478	Rolls-Royce Holdings Plc	22,282,738
2,784,637	Telecity Group Plc	33,781,642

		325,500,091

TOTAL COMMON STOCKS (Cost $1,357,303,953)		1,483,915,365

RIGHTS/WARRANTS: 0.0%
Spain: 0.0%
1,845,135	Banco Bilbao Vizcaya Argentaria S.A.*	$184,058

TOTAL RIGHTS/WARRANTS (Cost $187,251)		184,058

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.4%
REPURCHASE AGREEMENTS: 4.4%
$68,979,000	FICC, 0.000%, 9/30/14, due 10/01/2014 [collateral: par value $70,110,000, U.S. Treasury Note, 1.625%, due 04/30/2019; value $70,376,034] (proceeds $68,979,000)	$68,979,000

TOTAL SHORT-TERM INVESTMENTS (Cost $68,979,000)		68,979,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,426,470,204): 99.8%		1,553,078,423

Other Assets in Excess of Liabilities: 0.2%		3,113,318

NET ASSETS: 100.0%		$1,556,191,741

Percentages are stated as percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal incom tax purposes at September 30, 2014 was as follows*:

Cost of investments	$1,426,470,204

Gross unrealized appreciation	203,916,225
Gross unrealized depreciation	(77,308,006)

Net unrealized appreciation	$126,608,219

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Settlement Date	Notional Amount	Fund Receiving	U.S. $ Value at September 30, 2014	Fund Delivering	U.S. $ Value at September 30, 2014	Unrealized Appreciation	Unrealized Depreciation
12/17/2014	409,000	Swiss Franc	$428,338	U.S. Dollar	$450,664	$—	$(22,326)
12/17/2014	19,030,000	U.S. Dollar	21,861,000	Swiss Franc	19,929,776	1,931,223	—
1/30/2015	6,928,800	U.S. Dollar	9,189,321	Euro Currency	8,756,860	432,461	—
1/30/2015	22,128,800	U.S. Dollar	29,715,659	Euro Currency	27,967,152	1,748,507	—
6/17/2015	12,894,000	U.S. Dollar	11,525,431	Australian Dollar	11,059,340	466,091	—

			$72,719,749		$68,163,792	$4,578,282	$(22,326)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 83.4%
Consumer Discretionary: 17.1%
35,800	Aaron’s, Inc.	$870,656
80,200	Apollo Education Group, Inc.*	2,017,030
73,300	Ascena Retail Group, Inc.*	974,890
49,800	Best Buy Co., Inc.	1,672,782
450,000	Carrols Restaurant Group, Inc.*	3,199,500
81,868	Cumulus Media, Inc. - Class A*	329,928
31,100	DeVry Education Group, Inc.	1,331,391
4,000	Graham Holdings Co. - Class B	2,798,360

		13,194,537

Energy: 18.8%
250,000	Approach Resources, Inc.*	3,625,000
42,200	Atwood Oceanics, Inc.*	1,843,718
450,000	Carbon Natural Gas Co.*(a)	382,500
14,000	Cimarex Energy Co.	1,771,420
24,300	Ensco Plc - Class A	1,003,833
22,800	Range Resources Corp.	1,546,068
54,200	Rosetta Resources, Inc.*	2,415,152
77,300	Rowan Cos. Plc - Class A	1,956,463

		14,544,154

Financials: 8.4%
800,000	Chimera Investment Corp.	2,432,000
85,000	CNO Financial Group, Inc.	1,441,600
23,819	Fifth Third Bancorp	476,856
120,000	Forestar Group, Inc.*	2,126,400

		6,476,856

Health Care: 1.8%
32,500	Greatbatch, Inc.*	1,384,825

Industrials: 9.9%
16,800	AGCO Corp.	763,728
33,100	Delta Air Lines, Inc.	1,196,565
150,000	Heritage-Crystal Clean, Inc.*	2,229,000
125,000	Signature Group Holdings, Inc.*	1,006,250
102,000	Taser International, Inc.*	1,574,880
77,200	Titan International, Inc.	912,504

		7,682,927

Information Technology: 26.0%
47,000	Altera Corp.	1,681,660
77,800	ARRIS Group, Inc.*	2,206,019
22,300	Arrow Electronics, Inc.*	1,234,305
37,900	Avnet, Inc.	1,572,850
161,500	Brocade Communications Systems, Inc.	1,755,505
66,000	Corning, Inc.	1,276,440
50,500	InterDigital, Inc.	2,010,910
51,900	Knowles Corp.*	1,375,350
61,500	Microsemi Corp.*	1,562,715
124,000	Ruckus Wireless, Inc.*	1,656,640
25,000	ViaSat, Inc.*	1,378,000
620,000	Westell Technologies, Inc. - Class A*	1,140,800
13,100	Western Digital Corp.	1,274,892

		20,126,086

Shares		Value
Materials: 1.4%
100,000	American Vanguard Corp.	$1,120,000

TOTAL COMMON STOCKS (Cost $57,852,470)		64,529,385

EXCHANGE-TRADED FUNDS: 1.8%
65,000	Market Vectors Gold Miners ETF	1,387,750

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,568,613)		1,387,750

Principal Amount		Value
SHORT-TERM INVESTMENTS: 14.7%
REPURCHASE AGREEMENTS: 14.7%
$11,392,000	FICC, 0.000%, 9/30/14, due 10/01/2014 [collateral: par value $11,585,000, U.S. Treasury Note, 1.625%, due 04/30/2019; value $11,628,960] (proceeds $11,392,000)	$11,392,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,392,000)		11,392,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,392,000)		11,392,000

TOTAL INVESTMENTS IN SECURITIES (Cost: $70,813,083): 99.9%		77,309,135

Other Assets in Excess of Liabilities: 0.1%		65,608

NET ASSETS: 100.0%		$77,374,743

Percentages are stated as percent of net assets.

ETF	Exchange Traded Fund.
*	Non-Income Producing Security.
(a)	Illiquid security at September 30, 2014, at which time the aggregate value of the illiquid security is $382,500 or 0.5% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$70,813,083

Gross unrealized appreciation	10,354,762
Gross unrealized depreciation	(3,858,710)

Net unrealized appreciation	$6,496,052

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 31.9%
Consumer Discretionary: 5.2%
3,766	Charter Communications, Inc. - Class A*	$570,059
53,692	DIRECTV*	4,645,432
23,587	DISH Network Corp. - Class A*	1,523,248
22,594	Einstein Noah Restaurant Group, Inc.	455,495
25,534	Express, Inc.*	398,586
51,964	Family Dollar Stores, Inc.	4,013,699
113,283	General Motors Co.(a)	3,618,259
804,200	Genting Malaysia Bhd	1,024,708
6,848	Home Depot, Inc. (The)	628,236
106,800	Interpublic Group of Cos., Inc. (The)	1,956,576
11,511	Lowe’s Cos., Inc.	609,162
5,917	Multimedia Games Holding Co., Inc.*	213,071
35,325	Naspers Ltd. - Class N	3,889,593
40,388	Outerwall, Inc.*	2,265,767
12,963	PetSmart, Inc.	908,577
6,050	RDA Holding Co.	181,500
158,900	Regis Corp.	2,536,044
155,300	Rent-A-Center, Inc.	4,713,355
20,323	Shutterfly, Inc.*	990,543
38,345	Sirius XM Holdings, Inc.*	133,824
81,331	Sky Deutschland AG*	691,046
21,732	Tim Hortons, Inc.	1,709,903
15,107	Time Warner Cable, Inc.(a)	2,167,703
5,500	Time Warner, Inc.(a)	419,100
5,154	Toyota Motor Corp. - ADR	605,750
26,822	TRW Automotive Holdings Corp.*	2,715,728
20,170	Viacom, Inc. - Class B(a)	1,551,880
89,900	WPP Plc	1,807,973

		46,944,817

Consumer Staples: 2.3%
4,830	Altria Group, Inc.	221,890
3,100	Anheuser-Busch InBev N.V. - ADR	343,635
34,780	Annie’s, Inc.*	1,596,402
1,505	British American Tobacco Plc - ADR	170,185
19,600	Carlsberg A/S - Class B	1,742,163
10,216	Cermaq ASA	153,780
21,600	Chiquita Brands International, Inc.*	306,720
25,828	CVS Health Corp.(a)	2,055,650
7,080	Energizer Holdings, Inc.	872,327
6,100	Henkel AG & Co. KGaA	569,906
938	Loblaw Cos. Ltd.	43,843
5,058	Molson Coors Brewing Co. - Class B	376,518
266,400	Orkla ASA	2,408,122
1,844	Philip Morris International, Inc.	153,790
137,112	Safeway, Inc.(a)	4,702,942
49,063	Tyson Foods, Inc. - Class A	1,931,610
48,700	Unilever N.V.	1,938,889
3,641	Wal-Mart Stores, Inc.	278,427
17,000	Walgreen Co.	1,007,590

		20,874,389

Shares		Value
Energy: 2.7%
7,300	Alpha Natural Resources, Inc.*	$18,104
43,467	Athlon Energy, Inc.*	2,531,083
20,991	Bolt Technology Corp.	460,543
42,700	Canadian Natural Resources Ltd.	1,658,468
83,483	CONSOL Energy, Inc.(a)	3,160,666
19,074	Dresser-Rand Group, Inc.*	1,569,027
13,997	El Paso Pipeline Partners L.P.	562,120
2,854	Exxon Mobil Corp.	268,419
147,300	Gazprom OAO - ADR	1,032,504
286,189	Ithaca Energy, Inc.*	541,577
6,089	Kinder Morgan Energy Partners L.P.	567,982
5,949	Kinder Morgan Management LLC*	560,098
34,833	Kinder Morgan, Inc.	1,335,497
32,200	Kodiak Oil & Gas Corp.*	436,954
14,800	Lukoil OAO - ADR	753,640
40,400	Occidental Petroleum Corp.(a)	3,884,460
137,625	Peabody Energy Corp.	1,703,797
63,200	Rosneft OAO - GDR	368,266
7,010	Statoil ASA - ADR	190,392
433,800	Surgutneftegas OAO - (Preference Shares)	300,365
66,880	Talisman Energy, Inc.	578,512
85,971	Weatherford International Plc*	1,788,197
179,537	Yancoal Australia Ltd.*	40,777

		24,311,448

Financials: 5.4%
2,213	Alleghany Corp.*	925,366
76,200	American International Group, Inc.(a)	4,116,324
454,405	American Realty Capital Healthcare Trust, Inc.(a)	4,762,164
68,100	Aon Plc(a)	5,970,327
72,494	Assured Guaranty Ltd.	1,606,467
116,100	Bank of America Corp.	1,979,505
10,300	Bank of New York Mellon Corp. (The)	398,919
4,949	Carfinco Financial Group, Inc.	49,938
16,900	CIT Group, Inc.	776,724
75,800	Citigroup, Inc.	3,927,956
235,000	Countrywide Plc	1,720,442
214,374	Genworth Financial, Inc. - Class A*(a)	2,808,299
83,637	Glimcher Realty Trust	1,132,445
27,200	Groupe Bruxelles Lambert S.A.	2,492,104
3,019	HSBC Holdings Plc - ADR	153,607
58,530	Hudson City Bancorp, Inc.(a)	568,911
5,052	Iron Mountain, Inc.	164,948
97,198	Manulife Financial Corp.*	1,847,963
177,900	Oslo Bors VPS Holding ASA	2,186,609
64,297	Protective Life Corp.(a)	4,462,855
213,400	Sberbank of Russia - (Preference Shares)	310,390
58,600	Sberbank of Russia - ADR	463,743
21,700	Schroders Plc - NVDR	666,929
314	Schweizerische National-Versicherungs-Gesellschaft AG	27,406
16,856	Schweizerische National-Versicherungs-Gesellschaft AG*	1,457,249

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (CONTINUED)
Financials: (continued)
193,400	Walter Investment Management Corp.*	$4,245,130

		49,222,720

Health Care: 4.0%
7,068	Actavis Plc*	1,705,367
20,229	Agilent Technologies, Inc.	1,152,648
4,518	Ambit Biosciences Corp.*	69,577
3,486	Bayer AG - ADR	488,424
36,300	CareFusion Corp.*	1,642,575
11,372	Celesio AG	378,227
77,565	Covidien Plc(a)	6,710,148
8,303	Eli Lilly & Co.	538,450
37,100	Express Scripts Holding Co.*	2,620,373
40,845	Gentiva Health Services, Inc.*	685,379
9,263	GlaxoSmithKline Plc - ADR	425,820
210,004	H. Lundbeck A/S(b)	16,065
20,377	Johnson & Johnson	2,171,985
58,468	Kindred Healthcare, Inc.	1,134,279
70,510	Mylan, Inc.*(a)	3,207,500
53,221	Nobel Biocare Holding AG	944,059
8,982	Pfizer, Inc.	265,598
10,586	Roche Holding AG - ADR	391,576
6,752	Sanofi - ADR	381,015
19,576	Shire Plc - ADR(a)	5,071,163
36,500	Thermo Fisher Scientific, Inc.(a)	4,442,050
245,666	Trius Therapeudics, Inc.*(b)	39,184
2,700	WellCare Health Plans, Inc.*	172,908
16,800	WellPoint, Inc.	2,009,616

		36,663,986

Industrials: 2.8%
30,159	B/E Aerospace, Inc.*(a)	2,531,546
71,862	Civeo Corp.(a)	834,318
143,547	Foster Wheeler AG	4,538,956
6,300	Jardine Matheson Holdings Ltd.	375,480
21,900	Jardine Strategic Holdings Ltd.	763,215
32,400	Joy Global, Inc.	1,767,096
2,941	MAN SE	330,882
89,520	Manitowoc Co., Inc. (The)	2,099,244
307,200	Meggitt Plc	2,248,024
12,324	Mitsubishi Corp. - ADR	504,914
1,730	Mitsui & Co. Ltd. - ADR	545,607
39,438	NOW, Inc.*(a)	1,199,310
1,301	Siemens AG - ADR	154,910
17,500	Sound Holding FP Luxemburg*(b)	560,017
14,300	Sulzer AG	1,758,411
78,246	URS Corp.	4,507,752
10,577	Vacon Oyj	450,083

		25,169,765

Information Technology: 6.2%
27,800	Analog Devices, Inc.	1,375,822
65,900	ARRIS Group, Inc.*	1,868,594
1,584	Canon, Inc. - ADR	51,623
25,800	Check Point Software Technologies Ltd.*	1,786,392
131,622	Cisco Systems, Inc.(a)	3,312,926
158,959	Compuware Corp.	1,686,555

Shares		Value
Information Technology: (continued)
22,423	Concur Technologies, Inc.*	$2,843,685
32,959	Conversant, Inc.*	1,128,846
46,007	EMC Corp.	1,346,165
2,246	Google, Inc. - Class A*	1,321,569
2,246	Google, Inc. - Class C*	1,296,750
45,100	Intel Corp.(a)	1,570,382
43,299	International Rectifier Corp.*	1,699,053
78,947	Juniper Networks, Inc.(a)	1,748,676
2,902	KLA-Tencor Corp.	228,620
165,600	Microsoft Corp.(a)	7,677,216
32,479	Move, Inc.*	680,760
169,300	Oracle Corp.(a)	6,480,804
21,200	QUALCOMM, Inc.	1,585,124
34,800	TE Connectivity Ltd.	1,924,092
4,092	Texas Instruments, Inc.	195,147
70,613	TIBCO Software, Inc.*	1,668,585
365,247	Tokyo Electron Ltd. - ADR(a)	5,953,526
279,475	TriQuint Semiconductor, Inc.*	5,329,588
40,398	XRS Corp.*	224,209
34,000	Yahoo!, Inc.*	1,385,500

		56,370,209

Materials: 1.5%
220,500	Alcoa, Inc.	3,547,845
8,962	Berry Plastics Group, Inc.*	226,201
65,202	Cayden Resources, Inc.*	172,771
3,034	CF Industries Holdings, Inc.	847,153
14,248	Dow Chemical Co. (The)	747,165
24,100	MMC Norilsk Nickel OJSC - ADR	449,465
216,000	Norsk Hydro ASA	1,198,800
42,822	Osisko Gold Royalties Ltd.*	541,746
48,707	Owens-Illinois, Inc.*	1,268,817
37,228	Rockwood Holdings, Inc.(a)	2,846,081
11,046	Sigma-Aldrich Corp.	1,502,366
17,666	Taminco Corp.*	461,083
7,825	Tronox Ltd. - Class A	203,841
1	Yamana Gold, Inc.	4

		14,013,338

Telecommunication Services: 1.1%
27,583	HC2 Holdings, Inc.*	126,882
41,396	Jazztel Plc*	670,110
59,029	Leap Wireless International, Inc.*(b)	152,295
62,883	T-Mobile US, Inc.*(a)	1,815,432
125,660	tw telecom, Inc.*(a)	5,228,713
38,847	Vodafone Group Plc - ADR	1,277,678
4,522	Ziggo N.V.	211,781

		9,482,891

Utilities: 0.7%
38,092	Integrys Energy Group, Inc.(a)	2,469,124
136,228	Pepco Holdings, Inc.(a)	3,645,461
15,135	Tokyo Gas Co. Ltd. - ADR	341,117

		6,455,702

TOTAL COMMON STOCKS (Cost $262,407,232)		289,509,265

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Shares		Value
RIGHTS/WARRANTS: 0.0%
260,822	Cubist Pharmaceuticals, Inc. *	$28,690

TOTAL RIGHTS/WARRANTS (Cost $576,575)		28,690

PREFERRED STOCKS: 0.8%
Consumer Staples: 0.3%
	Tyson Foods, Inc.
44,221	4.750%	2,226,970

Energy: 0.0%
	Chesapeake Energy Corp.
215	5.750%(c)	239,053
	NextEra Energy, Inc.
1,300	5.889%	77,883

		316,936

Financials: 0.4%
	Ally Financial, Inc.
879	7.000%(c)	884,219
	Crown Castle International Corp.
7,604	4.500%	799,789
	iStar Financial, Inc.
8,656	4.500%	528,016
	SunTrust Banks, Inc.
1,430	5.875%	33,065
	Weyerhaeuser Co.
26,299	6.375%	1,420,935

		3,666,024

Materials: 0.0%
	ArcelorMittal
17,456	6.000%	374,485

Utilities: 0.1%
	Dominion Resources, Inc.
9,207	6.375%	459,429
	Dominion Resources, Inc.
1,244	6.125%	69,739
	Dominion Resources, Inc.
1,118	6.000%	62,887

		592,055

TOTAL PREFERRED STOCKS (Cost $6,856,997)		7,176,470

EXCHANGE-TRADED FUNDS: 0.2%
1,729	iPATH S&P 500 VIX Short-Term Futures ETN*	53,893
67,750	iShares MSCI Germany ETF	1,876,675
3,654	WisdomTree Japan Hedged Equity Fund	191,177

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,192,378)		2,121,745

Principal Amount^		Value
ASSET-BACKED SECURITIES: 3.3%
	Ally Master Owner Trust
1,330,000	Series 2014-2-A 0.524%, 01/16/2018(d)	$1,331,086

Principal Amount^		Value
	American Express Credit Account Master Trust
$345,000	Series 2013-1-A 0.574%, 02/16/2021(d)	$346,351
250,000	Series 2013-3-A 0.980%, 05/15/2019	249,875
1,060,000	Series 2014-1-A 0.524%, 12/15/2021(d)	1,062,100
845,000	Series 2014-2-A 1.260%, 01/15/2020	842,241
	AmeriCredit Automobile Receivables Trust
252,000	Series 2013-4-D 3.310%, 10/08/2019	257,504
	Bank of America Credit Card Trust
1,030,000	Series 2014-A2-A 0.424%, 09/16/2019(d)	1,031,601
	Bayview Opportunity Master Fund IIIA Trust
549,058	Series 2014-18NP-A 3.228%, 07/28/2034(c)	552,024
	Capital One Multi-Asset Execution Trust
425,000	Series 2013-A3-A3 0.960%, 09/16/2019	423,962
200,000	Series 2014-A2-A2 1.260%, 01/15/2020	199,955
	Chase Issuance Trust
500,000	Series 2014-A3-A3 0.354%, 05/15/2018(d)	500,015
1,040,000	Series 2014-A5-A5 0.524%, 04/15/2021(d)	1,043,059
	Colony American Homes
610,000	Series 2014-1A-C 2.100%, 05/17/2031(c)(d)	602,802
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(e)	679,823
	Ford Credit Auto Owner Trust
167,359	Series 2013-C-A2 0.550%, 04/15/2016	167,423
	GSAA Home Equity Trust
923,348	Series 2006-10-AF5 6.448%, 06/25/2036(e)	550,755
	Honda Auto Receivables Owner Trust
715,000	Series 2013-4-A3 0.690%, 09/18/2017	715,566
825,000	Series 2014-2-A3 0.770%, 03/19/2018	823,780
	Invitation Homes Trust
530,000	Series 2014-SFR1-B 1.654%, 06/17/2031(c)(d)	523,598
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 5.327%, 11/25/2036(e)	967,593
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A 5.760%, 11/25/2035(e)	1,859,703
2,325,388	Series 2006-8-3A3 5.265%, 06/25/2036(e)	2,033,779
	Long Beach Mortgage Loan Trust
310,531	Series 2005-WL2-M1 0.625%, 08/25/2035(d)	308,220

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Nissan Auto Receivables Owner Trust
$206,580	Series 2013-B-A2 0.520%, 04/15/2016	$206,690
630,000	Series 2013-C-A3 0.670%, 08/15/2018	628,714
	Octagon Investment Partners XXI Ltd.
1,000,000	Series 2014-1A-C 3.884%, 11/14/2026(c)(d)	957,560
1,000,000	Series 2014-1A-D 6.834%, 11/14/2026(c)(d)	990,620
	OneMain Financial Issuance Trust
490,000	Series 2014-1A-A 2.430%, 06/18/2024(c)	489,990
705,000	Series 2014-2A-A 2.470%, 09/18/2024(c)	705,221
265,000	Series 2014-2A-B 3.020%, 09/18/2024(c)	265,000
1,120,000	Series 2014-2A-D 5.310%, 09/18/2024(c)	1,119,754
	Residential Asset Mortgage Products, Inc.
240,449	Series 2006-RS5-A3 0.325%, 09/25/2036(d)	233,275
	Residential Asset Securities Corp. Trust
477,821	Series 2006-EMX2-A2 0.355%, 02/25/2036(d)	471,995
1,945,663	Series 2006-EMX6-A3 0.305%, 07/25/2036(d)	1,776,020
518,062	Series 2007-KS4-A2 0.335%, 05/25/2037(d)	515,821
	Sierra Timeshare Receivables Funding LLC
47,741	Series 2012-1A-A 2.840%, 11/20/2028(c)	48,633
211,744	Series 2013-1A-A 1.590%, 11/20/2029(c)	211,974
542,960	Series 2013-3A-A 2.200%, 10/20/2030(c)	542,332
	Springleaf Funding Trust
305,000	Series 2014-AA-A 2.410%, 12/15/2022(c)	304,413
	TAL Advantage V LLC
458,333	Series 2013-2A-A 3.550%, 11/20/2038(c)	463,650
	Terwin Mortgage Trust
2,265,595	Series 2006-3-2A2 0.365%, 04/25/2037(c)(d)	1,851,116
	USAA Auto Owner Trust
205,000	Series 2012-1-A4 0.570%, 08/15/2017	205,109
	VOLT NPL X LLC
646,276	Series 2013-NPL4-A1 3.960%, 11/25/2053(c)(e)	650,813
	World Financial Network Credit Card Master Trust
305,000	Series 2014-A-A 0.534%, 12/15/2019(d)	305,308

TOTAL ASSET-BACKED SECURITIES (Cost $28,220,707)		30,016,823

Principal Amount^		Value
BANK LOANS: 3.8%
	1011778 B.C. Unlimited Liability Co.
$401,435	1.000%, 09/24/2021(f)	$399,259
	ABC Supply Co., Inc.
563,577	3.500%, 04/16/2020	553,540
	AECOM Technology Corp.
185,000	1.000%, 10/30/2021(f)	184,834
	American Beacon Advisors, Inc.
310,153	4.750%, 11/22/2019	310,928
	American Tire Distributors, Inc.
125,690	5.750%, 06/01/2018	125,848
	Amneal Pharmaceuticals, LLC
292,051	4.752%, 11/01/2019	292,051
	Amsurg Corp.
65,290	3.750%, 07/16/2021	64,730
	AmWINS Group, Inc.
157,202	5.000%, 09/06/2019	157,320
	Aptean, Inc.
457,700	5.250%, 02/26/2020	455,984
	Aramark Services, Inc.
412,925	3.250%, 02/24/2021	405,614
	Ardagh Holdings USA, Inc.
64,675	4.000%, 12/17/2019	63,867
	Arysta LifeScience SPC, LLC
187,625	4.500%, 05/30/2020	186,218
	Asurion, LLC
364,922	5.000%, 05/24/2019	363,669
108,625	4.250%, 07/08/2020	107,064
	AWAS Aviation Capital Ltd.
189,594	3.500%, 07/16/2018	188,963
	Axalta Coating Systems US Holdings Inc.
229,391	3.750%, 02/01/2020	225,257
	Bauer Performance Sports Ltd.
105,283	4.000%, 04/15/2021	104,362
	Bennu Oil & Gas LLC
2,157,066	1.000%, 11/01/2018(f)	2,154,370
	Big Heart Pet Brands
800,975	3.500%, 03/08/2020	771,607
	BMC Foreign Holding Co.
170,246	5.000%, 09/10/2020	167,745
	BMC Software Finance, Inc.
623,354	5.000%, 09/10/2020	614,003
	Brasa Holdings, Inc.
35,714	11.000%, 01/20/2020	36,094
	Brickman Group Ltd. LLC
148,876	4.000%, 12/18/2020	145,939
	Calpine Construction Finance Company, Co.
222,188	3.250%, 05/03/2020	215,411
	CGSC of Delaware Holding Corp.
331,642	5.000%, 04/16/2020	307,874
130,000	8.250%, 10/16/2020	114,400
	Checkout Holding Corp.
493,407	4.500%, 04/09/2021	481,442
	Cincinnati Bell, Inc.
168,300	4.000%, 09/10/2020	167,038
	Continental Building Products LLC
533,456	4.000%, 08/28/2020	527,455
	Crosby US Acquisition Corp.
297,750	3.750%, 11/23/2020	285,096
	Crown Castle Operating Co.
610,797	3.000%, 01/31/2021	604,097
	DaVita HealthCare Partners, Inc.
879,276	3.500%, 06/24/2021	870,870
	Dealertrack Technologies, Inc.
146,257	3.500%, 02/28/2021	144,550

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Del Monte Foods, Inc.
$ 149,250	4.250%, 02/18/2021	$140,233
	Delos Finance S.A.R.L.
490,000	3.500%, 03/06/2021	484,794
	Doncasters Finance US LLC
100,130	4.500%, 04/09/2020	99,629
	Duff & Phelps Investment Management Co.
143,189	4.500%, 04/23/2020	142,687
	Emerald Performance Materials, LLC
78,000	4.500%, 08/01/2021	77,474
	Energy Transfer Equity, L.P.
250,000	3.250%, 12/02/2019	244,270
	Entegris, Inc.
193,346	3.500%, 04/30/2021	190,446
	Evergreen Skills Lux S.A.R.L.
412,389	5.750%, 04/28/2021	405,517
	Flying Fortress Inc.
145,000	3.500%, 06/30/2017	143,823
	FPC Holdings, Inc.
102,950	5.250%, 11/19/2019	102,275
	Garda World Security Corp.
37,807	4.000%, 11/06/2020	37,271
147,791	4.000%, 11/06/2020	145,697
	Gates Global, Inc.
286,000	4.250%, 07/05/2021	281,292
	Generac Power Systems, Inc.
315,179	3.250%, 05/31/2020	310,059
	Grifols Worldwide Operations USA, Inc.
522,375	3.154%, 02/27/2021	513,970
	Grosvenor Capital Management Holdings, LLP
163,763	3.750%, 01/04/2021	162,125
	Harbourvest Partners, LLC
89,459	3.250%, 02/04/2021	88,453
	Harland Clarke Holdings Corp.
229,892	5.483%, 06/30/2017	230,300
	Hillman Group Inc. (The)
56,269	4.500%, 06/30/2021	56,128
	Hilton Worldwide Finance, LLC
1,095,800	3.500%, 10/26/2020	1,080,272
	Hub International Ltd.
522,375	4.250%, 10/02/2020	511,927
	IBC Capital Ltd.
736,891	4.750%, 09/09/2021	735,049
379,796	8.000%, 09/09/2022	380,508
	IMS Health, Inc.
154,225	3.500%, 03/17/2021	151,333
	Infor (US), Inc.
424,614	3.750%, 06/03/2020	415,725
	Inmar Holdings, Inc.
356,867	4.250%, 01/27/2021	351,514
	IQOR US Inc.
584,683	6.000%, 04/01/2021	534,985
	JLL/Delta Dutch Newco B.V.
229,425	4.250%, 03/11/2021	224,674
	Level 3 Financing, Inc.
502,222	4.000%, 01/15/2020	493,998
	Libbey Glass Inc.
70,307	3.750%, 04/09/2021	69,780
	LTS Buyer LLC
298,438	4.000%, 04/13/2020	293,962

Principal Amount^		Value
	M/A-COM Technology Solutions Holdings, Inc.
$ 281,262	4.500%, 05/07/2021	$282,142
	MacDermid, Inc.
138,250	4.000%, 06/07/2020	136,245
	Mallinckrodt International Finance S.A.
507,450	3.500%, 03/19/2021	500,551
	Metal Services LLC
191,712	6.000%, 06/30/2017	192,271
	Microsemi Corp.
98,137	3.500%, 02/19/2020	97,474
	Midas Intermediate Holdco II, LLC
16,294	0.500%, 08/18/2021	16,274
144,611	4.750%, 08/18/2021	144,431
	Millennium Laboratories, Inc.
509,475	5.250%, 04/16/2021	508,838
	Mirror Bidco Corp.
75,768	4.250%, 12/28/2019	74,869
	Nexeo Solutions, LLC
87,105	5.000%, 09/08/2017	86,452
330,268	5.000%, 09/08/2017	327,793
	Nuance Communications, Inc.
123,747	2.910%, 08/07/2019	120,963
	NXP B.V.
198,000	3.250%, 01/11/2020	195,154
	Oberthur Technologies of America Corp.
133,988	4.500%, 10/18/2019	133,770
	Onsite US Finco LLC
1,001,013	5.500%, 07/30/2021	988,500
	Ortho-Clinical Diagnostics, Inc.
249,375	4.750%, 06/30/2021	246,803
	OSG Bulk Ships,, Inc.
92,141	5.250%, 08/05/2019	91,834
	Pinnacle Operating Corp.
122,509	4.750%, 11/15/2018	121,591
	Planet Fitness Holdings, LLC
237,231	4.750%, 03/31/2021	237,428
	Ply Gem Industries, Inc.
139,649	4.000%, 02/01/2021	137,293
	Power Buyer, LLC
531,743	4.250%, 05/06/2020	522,437
27,531	4.250%, 05/06/2020	27,049
	Quikrete Holdings, Inc.
128,500	4.000%, 09/26/2020	127,215
	Quintiles Transnational Corp.
343,787	3.750%, 06/08/2018	339,317
	Reddy Ice Corp.
106,524	6.750%, 05/01/2019	101,731
	Renaissance Learning, Inc.
284,074	4.500%, 04/09/2021	278,926
	Rise Ltd.
481,771	4.750%, 02/15/2039(d)	487,191
	SBA Senior Finance II LLC
204,488	3.250%, 03/24/2021	200,610
	Sedgwick, Inc.
461,258	3.750%, 03/01/2021	447,614
	Sequa Corp.
93,338	5.250%, 06/19/2017	89,196
	ServiceMaster Co.
564,127	4.250%, 07/01/2021	556,461
	Signode Industrial Group US, Inc.
317,333	4.000%, 05/01/2021	312,377
	Silver II US Holdings, LLC
682,172	4.000%, 12/13/2019	671,725
	Sinclair Television Group Inc.
222,366	3.000%, 04/09/2020	219,031

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Spin Holdco Inc.
$ 74,251	4.250%, 11/14/2019	$73,092
	Springer Science & Business Media Deutschland GmbH
327,525	4.750%, 08/16/2021	322,612
	Sprouts Farmers Markets Holdings, LLC
100,768	4.000%, 04/23/2020	100,369
	SRAM, LLC
265,381	4.000%, 04/10/2020	257,420
	Talbots, Inc. (The)
310,726	4.750%, 03/19/2020	301,792
	Tempur-Pedic International, Inc.
329,212	3.500%, 03/18/2020	325,590
	Time, Inc.
304,238	4.250%, 04/26/2021	301,575
	Transdigm, Inc.
78,995	3.750%, 02/28/2020	77,790
139,650	3.750%, 06/04/2021	137,410
	Tribune Co.
341,182	4.000%, 12/27/2020	337,185
	Univar, Inc.
360,329	5.000%, 06/30/2017	357,100
	Verint Systems Inc.
108,940	3.500%, 09/06/2019	108,586
	Virgin Media Bristol LLC
340,000	3.500%, 06/07/2020	331,616
	Virtuoso US LLC
111,442	4.750%, 02/11/2021	110,745
	Visteon Corp.
294,263	3.500%, 04/09/2021	290,125
	WESCO Distribution, Inc.
12,482	3.750%, 12/12/2019	12,467
	Wilsonart Holding LLC
329,643	4.000%, 10/31/2019	324,081
	Zayo Group, LLC
508,556	4.000%, 07/02/2019	502,169
	Zebra Technologies Corp.
588,900	1.000%, 09/30/2021(f)	584,483

TOTAL BANK LOANS (Cost $35,086,995)		34,775,432

CONVERTIBLE BONDS: 1.9%
Basic Materials: 0.1%
	Primero Mining Corp.
1,299,000	6.500%, 03/31/2016	1,324,168

Communications: 0.6%
	Ciena Corp.
230,000	3.750%, 10/15/2018(c)	269,100
	InterDigital, Inc.
1,566,000	2.500%, 03/15/2016	1,609,065
	JDS Uniphase Corp.
1,275,000	0.625%, 08/15/2033	1,280,578
	MercadoLibre, Inc.
360,000	2.250%, 07/01/2019(c)	391,725
	Palo Alto Networks, Inc.
550,000	0.000%, 07/01/2019(c)(g)	613,250
	Priceline Group, Inc. (The)
260,000	0.900%, 09/15/2021(c)	246,512
511,000	0.350%, 06/15/2020	571,362

		4,981,592

Principal Amount^		Value
Consumer, Cyclical: 0.2%
	Ford Motor Co.
$ 420,000	4.250%, 11/15/2016	$721,875
	Lennar Corp.
110,000	3.250%, 11/15/2021(c)	188,925
	Navistar International Corp.
735,000	3.000%, 10/15/2014	734,085

		1,644,885

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
57,000	0.750%, 10/15/2018	60,634
414,000	1.500%, 10/15/2020	455,400
	Emergent Biosolutions, Inc.
265,000	2.875%, 01/15/2021(c)	266,987
	Gilead Sciences, Inc.
180,000	Series D 1.625%, 05/01/2016	840,826
	Jarden Corp.
425,000	1.125%, 03/15/2034(c)	425,797
	Mylan, Inc.
580,000	3.750%, 09/15/2015	1,984,325

		4,033,969

Energy: 0.2%
	BPZ Resources, Inc.
1,528,000	8.500%, 10/01/2017	1,507,945
	Chesapeake Energy Corp.
45,000	2.750%, 11/15/2035	45,787
223,000	2.500%, 05/15/2037	225,927
	Peabody Energy Corp.
545,000	4.750%, 12/15/2066	376,050

		2,155,709

Financial: 0.2%
	Annaly Capital Management, Inc.
1,759,000	4.000%, 02/15/2015	1,831,568

Industrial: 0.1%
	Aecon Group, Inc.
835,000 (CAD)	6.250%, 10/31/2015	784,007

Technology: 0.1%
	Novellus Systems, Inc.
135,000	2.625%, 05/15/2041	294,891
	Nuance Communications, Inc.
245,000	2.750%, 11/01/2031	242,856

		537,747

TOTAL CONVERTIBLE BONDS (Cost $16,921,335)		17,293,645

CORPORATE BONDS: 12.2%
Basic Materials: 0.1%
	Hercules, Inc.
180,000	6.500%, 06/30/2029	161,100
	Mexichem SAB de C.V.
525,000	5.875%, 09/17/2044(c)	515,813
	Perstorp Holding AB
510,000	11.000%, 08/15/2017(c)	527,850

		1,204,763

Communications: 1.3%
	Altice S.A.
1,135,000 (EUR)	7.250%, 05/15/2022(c)	1,488,699

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications: (continued)
	Cisco Systems, Inc.
$ 955,000	0.514%, 03/03/2017(d)	$958,783
	Clear Channel Worldwide Holdings, Inc.
465,000	Series B 7.625%, 03/15/2020	484,763
	Grupo Televisa SAB
9,270,000 (MXN)	7.250%, 05/14/2043	584,291
	LIN Television Corp.
2,215,000	8.375%, 04/15/2018	2,307,753
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/29/2049(c)(h)	543,400
	Oi S.A.
570,000	5.750%, 02/10/2022	538,707
3,365,000 (BRL)	9.750%, 09/15/2016(c)	1,258,337
	tw telecom holdings, Inc.
1,664,000	6.375%, 09/01/2023	1,867,840
	Virgin Media Finance Plc
265,000	6.000%, 10/15/2024(c)	266,325
300,000 (GBP)	6.375%, 10/15/2024(c)	485,105
	Wave Holdco LLC / Wave Holdco Corp.
125,000	8.250%, 07/15/2019(c)(i)	128,750
	Wind Acquisition Finance S.A.
525,000 (EUR)	4.203%, 07/15/2020(c)(d)	662,917

		11,575,670

Consumer, Cyclical: 1.0%
	24 Hour Holdings III LLC
605,000	8.000%, 06/01/2022(c)	562,650
	Burger King Corp.
1,497,000	9.875%, 10/15/2018	1,579,335
	Daimler Finance North America LLC
720,000	0.920%, 08/01/2016(c)(d)	727,032
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	322,633
	Group 1 Automotive, Inc.
335,000	5.000%, 06/01/2022(c)	325,788
	Nissan Motor Acceptance Corp.
810,000	0.935%, 09/26/2016(c)(d)	816,930
965,000	0.784%, 03/03/2017(c)(d)	968,815
	PC Nextco Holdings LLC / PC Nextco Finance, Inc.
1,930,000	8.750%, 08/15/2019	1,949,300
	Sears Holdings Corp.
837,000	6.625%, 10/15/2018	753,300
	Toys R US - Delaware, Inc.
518,000	7.375%, 09/01/2016(c)	516,705
	Volkswagen International Finance N.V.
430,000	0.671%, 11/18/2016(c)(d)	432,230

		8,954,718

Consumer, Non-cyclical: 1.5%
	Anheuser-Busch InBev Finance, Inc.
900,000	0.425%, 01/27/2017(d)	900,106
	Biomet, Inc.
2,502,000	6.500%, 10/01/2020	2,633,355
	BioScrip, Inc.
375,000	8.875%, 02/15/2021(c)	385,313
	BRF S.A.
1,200,000 (BRL)	7.750%, 05/22/2018(c)	431,196

Principal Amount^		Value
Consumer, Non-cyclical: (continued)
	Ceridian LLC / Comdata, Inc.
$ 1,827,000	8.125%, 11/15/2017(c)	$1,833,851
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018(c)	110,249
	Crestview DS Merger Sub II, Inc.
187,000	10.000%, 09/01/2021	207,570
	Johnson & Johnson
415,000	0.308%, 11/28/2016(d)	415,940
	Procter & Gamble Co. (The)
430,000	0.319%, 11/04/2016(d)	430,404
	Safeway, Inc.
210,000	6.350%, 08/15/2017	221,604
	ServiceMaster Co. (The)
1,222,000	7.000%, 08/15/2020	1,276,990
	Universal Health Services, Inc.
942,000	4.750%, 08/01/2022(c)	942,000
	US Foods, Inc.
3,248,000	8.500%, 06/30/2019	3,446,940

		13,235,518

Diversified: 0.1%
	Alfa SAB de C.V.
400,000	6.875%, 03/25/2044(c)	445,500

Energy: 1.4%
	ATP Oil & Gas Corp.
1,119,000	11.875%, 05/01/2015(j)	15,107
	BP Capital Markets Plc
365,000	0.657%, 11/07/2016(d)	365,722
	Chesapeake Energy Corp.
25,000	6.625%, 08/15/2020	27,700
	Exxon Mobil Corp.
995,000	0.274%, 03/15/2017(d)	996,813
	Forest Oil Corp.
1,206,000	7.250%, 06/15/2019	1,133,640
	Newfield Exploration Co.
2,445,000	7.125%, 05/15/2018	2,516,211
	OGX Austria GmbH
600,000	8.375%, 04/01/2022(c)	22,800
795,000	8.500%, 06/01/2018(c)	35,775
	Paragon Offshore Plc
395,000	6.750%, 07/15/2022(c)	334,762
720,000	7.250%, 08/15/2024(c)	612,000
	Petroleos de Venezuela S.A.
2,100,000	5.500%, 04/12/2037	1,029,000
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021(c)	326,127
	QR Energy L.P. / QRE Finance Corp. LLC
2,333,000	9.250%, 08/01/2020	2,659,620
	Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp.
2,185,000	9.750%, 02/15/2017	2,217,775
	Shell International Finance B.V.
435,000	0.444%, 11/15/2016(d)	436,517

		12,729,569

Financial: 4.4%
	450 Hayes
110,085	9.000%, 12/20/2015(b)	110,085
	Air Lease Corp.
1,490,000	4.250%, 09/15/2024	1,469,512

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial: (continued)
	Assicurazioni Gene Residential Accredit Loans, Inc. SpA
2,400,000 (EUR)	7.750%, 12/12/2042(k)	$3,752,021
	Bank of America Corp.
1,220,000	4.200%, 08/26/2024	1,210,906
	Causeway Square
588,000	9.000%, 09/18/2015(b)	588,000
	College Terrace
99,018	1.000%, 06/30/2016(b)	99,018
	Corp. Financiera de Desarrollo S.A.
260,000	3.250%, 07/15/2019(c)	260,000
545,000	5.250%, 07/15/2029(c)(k)	553,856
	Financiera de Desarrollo Territorial S.A. Findeter
6,675,000,000 (COP)	7.875%, 08/12/2024(c)	3,379,412
	Ford Motor Credit Co. LLC
595,000	Series 00 1.013%, 01/17/2017(d)	600,341
	General Electric Capital Corp.
450,000	0.464%, 01/14/2016(d)	450,950
700,000	7.125%, 06/15/2022(h)(k)	811,477
	General Motors Financial Co.
435,000	4.375%, 09/25/2021	445,331
	Host Hotels & Resorts L.P.
245,000	5.250%, 03/15/2022	269,748
	Hyundai Capital Services, Inc.
2,000,000	1.034%, 03/18/2017(c)(d)	2,008,484
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
438,000	4.875%, 03/15/2019	432,525
	International Lease Finance Corp.
225,000	6.750%, 09/01/2016(c)	243,563
	Intesa Sanpaolo SpA
2,190,000	5.017%, 06/26/2024(c)	2,137,847
	iStar Financial, Inc.
390,000	5.000%, 07/01/2019	377,325
3,240,000	4.000%, 11/01/2017	3,159,000
	Jefferies Finance LLC / JFIN Co -Issuer Corp.
520,000	6.875%, 04/15/2022(c)	514,800
	JPMorgan Chase & Co.
1,140,000 (NZD)	4.250%, 11/02/2018	871,795
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,075,000	5.875%, 08/01/2021(c)	2,064,625
	Morgan Stanley
1,275,000	4.350%, 09/08/2026	1,255,977
	Nuveen Investments, Inc.
2,244,000	9.500%, 10/15/2020(c)	2,614,260
	Old Republic International Corp.
1,910,000	4.875%, 10/01/2024	1,920,052
	Outlets at the Border
347,383	12.000%, 03/17/2017(b)	347,383
	Rialto Holdings LLC / Rialto Corp.
1,409,000	7.000%, 12/01/2018(c)	1,439,822
	RIM V
21,858	1.000%, 08/07/2017(b)	21,858
536,019	9.750%, 06/20/2015(b)	536,019
905,143	9.000%, 08/18/2016(b)	905,143
	Royal Bank of Scotland Group Plc
1,910,000	6.125%, 12/15/2022	2,024,881

Principal Amount^		Value
Financial: (continued)
	Societe Generale S.A.
$ 900,000	5.000%, 01/17/2024(c)	$907,737
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	298,480
	Textron Financial Corp.
725,000	6.000%, 02/15/2067(c)(k)	667,000
	Walter Investment Management Corp.
1,091,000	7.875%, 12/15/2021(c)	1,080,090

		39,829,323

Industrial: 1.7%
	Agilent Technologies, Inc.
1,535,000	6.500%, 11/01/2017	1,771,066
	Alliant Techsystems, Inc.
1,682,000	6.875%, 09/15/2020	1,816,560
	Ardagh Finance Holdings S.A.
140,000 (EUR)	8.375%, 06/15/2019(c)(i)	173,242
	Atrium Windows & Doors, Inc.
635,000	7.750%, 05/01/2019(c)	619,125
	B/E Aerospace, Inc.
3,018,000	5.250%, 04/01/2022	3,266,985
	Canadian National Railway Co.
590,000	0.437%, 11/06/2015(d)	590,806
	Caterpillar Financial Services Corp.
555,000	0.464%, 03/03/2017(d)	556,540
	CPG Merger Sub LLC
294,000	8.000%, 10/01/2021(c)	299,145
	Emeco Pty Ltd.
575,000	9.875%, 03/15/2019(c)	575,000
	Jabil Circuit, Inc.
585,000	4.700%, 09/15/2022	591,581
	Meccanica Holdings USA, Inc.
901,000	6.250%, 01/15/2040(c)	858,203
	Odebrecht Finance Ltd.
300,000 (BRL)	8.250%, 04/25/2018(c)	111,168
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(c)(j)	1,192,001
	Rockwell Collins, Inc.
115,000	0.584%, 12/15/2016(d)	114,989
	Sanmina Corp.
1,335,000	4.375%, 06/01/2019(c)	1,311,637
	Viasystems, Inc.
1,688,000	7.875%, 05/01/2019(c)	1,776,620

		15,624,668

Technology: 0.2%
	Advanced Micro Devices, Inc.
245,000	7.000%, 07/01/2024	235,200
	Blackboard, Inc.
675,000	7.750%, 11/15/2019(c)	671,625
	Rolta Americas LLC
1,135,000	8.875%, 07/24/2019(c)	1,167,631

		2,074,456

Utilities: 0.5%
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016(c)	202,123
	Duke Energy Corp.
470,000	0.615%, 04/03/2017(d)	471,927

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities (continued)
	Duke Energy Progress, Inc.
$ 465,000	0.433%, 03/06/2017(d)	$465,958
	Enel SpA
2,400,000	8.750%, 09/24/2073(c)(k)	2,793,120
	Midwest Generation LLC
420,602	Series B 8.560%, 01/02/2016	431,117
	Southern California Edison Co.
432,000	0.285%, 10/01/2014(d)	432,000

		4,796,245

TOTAL CORPORATE BONDS (Cost $112,990,646)		110,470,430

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.7%
	Brazilian Government International Bond
1,480,000 (BRL)	8.500%, 01/05/2024	549,939
	Mexican Bonos
15,000,000 (MXN)	6.500%, 06/09/2022	1,159,198
71,280,000 (MXN)	6.500%, 06/10/2021	5,561,259
11,500,000 (MXN)	7.750%, 12/14/2017	935,010
20,300,000 (MXN)	8.500%, 12/13/2018	1,707,737
	United States Treasury Note
6,000,000	1.625%, 11/15/2022	5,671,872

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $16,161,448)		15,585,015

LIMITED PARTNERSHIPS: 0.1%
826,739	U.S. Farming Realty Trust II, LP(b)	867,102

TOTAL LIMITED PARTNERSHIPS (Cost $826,739)		867,102

MORTGAGE-BACKED SECURITIES: 26.0%
	Adjustable Rate Mortgage Trust
147,518	Series 2004-4-3A1 2.702%, 03/25/2035(d)	142,010
168,896	Series 2004-5-5A1 2.590%, 04/25/2035(d)	166,491
303,950	Series 2004-5-6A1 2.632%, 04/25/2035(d)	303,826
3,000,000	Series 2005-2-6M2 1.135%, 06/25/2035(d)	2,638,929
790,307	Series 2006-1-2A1 3.020%, 03/25/2036(d)	613,512
	Alternative Loan Trust
147,367	Series 2003-20CB-2A1 5.750%, 10/25/2033	155,852
281,680	Series 2003-4CB-1A1 5.750%, 04/25/2033	288,195
118,903	Series 2003-9T1-A7 5.500%, 07/25/2033	121,695
1,644,304	Series 2004-13CB-A4 0.000%, 07/25/2034(g)(l)	1,341,015
144,450	Series 2004-14T2-A11 5.500%, 08/25/2034	153,937

Principal Amount^		Value
	Alternative Loan Trust (continued)
$ 519,652	Series 2004-27CB-A1 6.000%, 12/25/2034	$521,655
119,042	Series 2004-28CB-5A1 5.750%, 01/25/2035	122,223
131,082	Series 2004-J3-1A1 5.500%, 04/25/2034	139,681
98,866	Series 2005-14-2A1 0.365%, 05/25/2035(d)	85,457
337,813	Series 2005-J1-2A1 5.500%, 02/25/2025	345,654
884,851	Series 2006-31CB-A7 6.000%, 11/25/2036	772,214
124,577	Series 2006-4CB-2A2 5.500%, 04/25/2036	116,251
531,786	Series 2006-J1-2A1 7.000%, 02/25/2036	228,383
111,097	Series 2006-J4-1A3 6.250%, 07/25/2036	76,919
442,892	Series 2007-16CB-2A1 0.605%, 08/25/2037(d)	262,383
128,250	Series 2007-16CB-2A2 53.296%, 08/25/2037(d)	299,221
826,087	Series 2007-19-1A34 6.000%, 08/25/2037	697,711
2,372,940	Series 2007-20-A12 6.250%, 08/25/2047	2,092,136
697,454	Series 2007-22-2A16 6.500%, 09/25/2037	572,575
125,520	Series 2007-4CB-1A7 5.750%, 04/25/2037	115,575
1,296,397	Series 2008-2R-2A1 6.000%, 08/25/2037	1,075,175
	American Homes 4 Rent
100,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	101,039
	Banc of America Alternative Loan Trust
193,894	Series 2003-10-1A1 5.500%, 12/25/2033	200,448
268,074	Series 2003-10-3A1 5.500%, 12/25/2033	276,242
199,524	Series 2003-8-1CB1 5.500%, 10/25/2033	206,586
325,807	Series 2005-6-CB7 5.250%, 07/25/2035	295,889
1,184,601	Series 2006-7-A4 5.998%, 10/25/2036(e)	815,034
	Banc of America Funding Corp.
266,314	Series 2004-B-4A2 2.523%, 11/20/2034(d)	253,578
119,830	Series 2005-5-1A1 5.500%, 09/25/2035	125,964
218,469	Series 2005-7-3A1 5.750%, 11/25/2035	225,098
510,221	Series 2006-6-1A2 6.250%, 08/25/2036	506,406
2,273,210	Series 2006-7-T2A3 5.695%, 10/25/2036(k)	1,882,839
1,006,624	Series 2006-A-4A1 2.742%, 02/20/2036(d)	852,552
1,320,602	Series 2006-B-7A1 5.637%, 03/20/2036(d)	1,222,938
115,939	Series 2008-R4-1A4 0.605%, 07/25/2037(c)(d)	89,893
1,737,812	Series 2010-R9-3A3 5.500%, 12/26/2035(c)	1,382,074

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Banc of America Mortgage Trust
$ 80,463	Series 2005-A-2A1 2.705%, 02/25/2035(d)	$79,538
	BCAP LLC Trust
3,369,000	Series 2010-RR12-1A7 2.056%, 06/26/2037(c)(d)	3,333,405
671,092	Series 2010-RR6-6A2 5.750%, 07/26/2037(c)(k)	641,435
4,094,521	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	3,101,537
	Bear Stearns Adjustable Rate Mortgage Trust
7,007	Series 2004-10-11A1 2.656%, 01/25/2035(d)	6,959
512,154	Series 2004-6-2A1 2.656%, 09/25/2034(d)	483,856
166,504	Series 2004-9-12A3 2.822%, 11/25/2034(d)	165,674
501,521	Series 2005-12-11A1 2.973%, 02/25/2036(d)	399,173
	Bear Stearns Asset-Backed Securities I Trust
952,576	Series 2006-AC1-1A1 5.750%, 02/25/2036	815,905
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2003-PWR2-E 6.647%, 05/11/2039(c)(k)	111,599
	Chase Mortgage Finance Trust
253,542	Series 2007-A1-3A1 2.567%, 02/25/2037(d)	252,042
3,285,266	Series 2007-S3-1A15 6.000%, 05/25/2037	2,936,614
	ChaseFlex Trust
2,661,859	Series 2007-3-2A1 0.455%, 07/25/2037(d)	2,302,162
	Citicorp Mortgage Securities Trust
102,366	Series 2006-4-1A2 6.000%, 08/25/2036	105,140
	Citigroup Commercial Mortgage Trust
320,000	Series 2013-375P-D 3.635%, 05/10/2035(c)(k)	299,554
	Citigroup Mortgage Loan Trust, Inc.
365,119	Series 2005-11-A2A 2.514%, 10/25/2035(d)	365,517
217,622	Series 2005-2-1A4 2.612%, 05/25/2035(d)	215,903
543,760	Series 2005-5-2A2 5.750%, 08/25/2035	457,218
1,600,000	Series 2009-6-8A2 6.000%, 08/25/2022(c)(k)	1,604,001
	Citimortgage Alternative Loan Trust
69,916	Series 2006-A3-1A7 6.000%, 07/25/2036	63,213
366,968	Series 2006-A4-1A1 6.000%, 09/25/2036	324,710
716,107	Series 2006-A5-1A13 0.605%, 10/25/2036(d)	519,793
712,895	Series 2006-A5-1A2 6.396%, 10/25/2036(d)(m)	145,840
1,239,439	Series 2007-A4-1A13 5.750%, 04/25/2037	1,080,493

Principal Amount^		Value
	Citimortgage Alternative Loan Trust (continued)
$ 634,632	Series 2007-A4-1A6 5.750%, 04/25/2037	$553,253
290,966	Series 2007-A6-1A11 6.000%, 06/25/2037	246,643
169,625	Series 2007-A6-1A3 6.000%, 06/25/2037	143,786
	COMM Mortgage Trust
150,000	Series 2014-SAVA-A 1.304%, 06/15/2034(c)(d)	150,192
150,000	Series 2014-SAVA-B 1.904%, 06/15/2034(c)(d)	150,103
300,000	Series 2014-SAVA-C 2.554%, 06/15/2034(c)(d)	300,142
1,634,513	Series 2014-UBS4-E 3.750%, 08/10/2047(c)	1,293,526
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	806,894
3,502,605	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	875,651
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(k)	0
	Countrywide Home Loan Mortgage Pass-Through Trust
193,309	Series 2003-57-A11 5.500%, 01/25/2034	203,024
241,787	Series 2004-12-8A1 2.581%, 08/25/2034(d)	229,567
32,925	Series 2004-HYB4-2A1 2.395%, 09/20/2034(d)	32,662
147,642	Series 2004-HYB8-4A1 3.246%, 01/20/2035(d)	145,813
171,743	Series 2005-11-4A1 0.425%, 04/25/2035(d)	150,534
257,318	Series 2005-21-A17 5.500%, 10/25/2035	242,895
1,925,674	Series 2005-23-A1 5.500%, 11/25/2035	1,832,194
1,180,587	Series 2005-HYB8-4A1 4.321%, 12/20/2035(d)	1,046,846
316,171	Series 2006-20-1A35 6.000%, 02/25/2037	298,741
448,574	Series 2007-10-A5 6.000%, 07/25/2037	416,434
2,346,285	Series 2007-13-A5 6.000%, 08/25/2037	2,242,797
	Credit Suisse Mortgage-Backed Trust
121,646	Series 2003-AR26-7A1 2.565%, 11/25/2033(d)	118,321
106,200	Series 2003-AR28-4A1 2.606%, 12/25/2033(d)	103,792
324,452	Series 2004-AR4-3A1 2.579%, 05/25/2034(d)	322,143
45,523	Series 2005-1-3A4 5.250%, 05/25/2028	46,193
3,920,646	Series 2005-10-10A3 6.000%, 11/25/2035	2,649,941
192,575	Series 2005-10-5A4 5.500%, 11/25/2035	172,774
2,372,407	Series 2005-11-7A1 6.000%, 12/25/2035	2,078,959
1,778,727	Series 2006-6-1A10 6.000%, 07/25/2036	1,389,029
91,904	Series 2006-8-4A1 6.500%, 10/25/2021	81,251

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Credit Suisse Mortgage-Backed Trust (continued)
$1,461,053	Series 2007-1-4A1 6.500%, 02/25/2022	$1,095,565
279,156	Series 2007-2-2A5 5.000%, 03/25/2037	274,084
1,303,943	Series 2010-7R-4A17 6.524%, 04/26/2037(c)(k)	1,199,060
	Del Coronado Trust
200,000	Series 2013-HDMZ-M 5.154%, 03/15/2018(c)(d)	200,560
	Deutsche Alt-A Securities, Inc.
179,820	Series 2005-3-4A4 5.250%, 06/25/2035	183,130
166,863	Series 2005-5-1A4 5.500%, 11/25/2035(k)	158,994
	Deutsche Mortgage and Asset Receiving Corp.
4,774,187	Series 2014-RS1-1A2 8.769%, 07/27/2037(c)(k)	3,892,844
	Deutsche Mortgage Securities, Inc.
449,497	Series 2006-PR1-3A1 11.909%, 04/15/2036(c)(d)	535,355
	Extended Stay America Trust
721,000	Series 2013-ESH7-D7 5.521%, 12/05/2031(c)(k)	750,470
	FDIC Trust
194,629	Series 2013-N1-A 4.500%, 10/25/2018(c)	196,829
	Federal Home Loan Mortgage Corp.
11,217,358	5.946%, 07/15/2043	1,736,561
1,823,029	Series 3118-SD 6.546%, 02/15/2036(d)(m)	321,326
856,031	Series 3301-MS 5.946%, 04/15/2037(d)(m)	111,254
1,154,654	Series 3303-SE 5.926%, 04/15/2037(d)(m)	180,942
750,525	Series 3303-SG 5.946%, 04/15/2037(d)(m)	118,096
599,664	Series 3382-SB 5.846%, 11/15/2037(d)(m)	70,171
1,112,899	Series 3382-SW 6.146%, 11/15/2037(d)(m)	165,710
577,193	Series 3384-S 6.236%, 11/15/2037(d)(m)	87,975
766,482	Series 3384-SG 6.156%, 08/15/2036(d)(m)	113,316
5,661,642	Series 3404-SA 5.846%, 01/15/2038(d)(m)	895,371
709,907	Series 3417-SX 6.026%, 02/15/2038(d)(m)	77,788
500,715	Series 3423-GS 5.496%, 03/15/2038(d)(m)	52,639
5,019,543	Series 3423-TG 0.350%, 03/15/2038(d)(m)	51,614
8,950,698	Series 3435-S 5.826%, 04/15/2038(d)(m)	1,282,933
473,636	Series 3445-ES 5.846%, 05/15/2038(d)(m)	57,544
1,223,845	Series 3523-SM 5.846%, 04/15/2039(d)(m)	175,215
684,538	Series 3560-KS 6.246%, 11/15/2036(d)(m)	119,112

Principal Amount^		Value
	Federal Home Loan Mortgage Corp. (continued)
$ 963,273	Series 3598-SA 6.196%, 11/15/2039(d)(m)	$133,319
2,938,377	Series 3630-AI 1.931%, 03/15/2017(k)(m)	58,139
523,021	Series 3641-TB 4.500%, 03/15/2040	563,334
712,064	Series 3646-AI 4.500%, 06/15/2024(m)	34,603
2,648,312	Series 3728-SV 4.296%, 09/15/2040(d)(m)	261,902
874,463	Series 3758-S 5.876%, 11/15/2040(d)(m)	110,306
6,124,655	Series 3770-SP 6.346%, 11/15/2040(d)(m)	798,651
1,003,578	Series 3815-ST 5.696%, 02/15/2041(d)(m)	124,245
1,682,736	Series 3859-SI 6.446%, 05/15/2041(d)(m)	291,010
848,575	Series 3872-SL 5.796%, 06/15/2041(d)(m)	114,919
634,781	Series 3900-SB 5.816%, 07/15/2041(d)(m)	84,898
163,977	Series 3946-SM 14.239%, 10/15/2041(d)	184,858
1,656,136	Series 3957-DZ 3.500%, 11/15/2041	1,545,874
1,651,320	Series 3972-AZ 3.500%, 12/15/2041	1,568,411
11,177,591	Series 3984-DS 5.796%, 01/15/2042(d)(m)	1,862,007
4,695,966	Series 4229-MS 7.431%, 07/15/2043(d)	4,250,719
6,197,445	Series 4239-OU 0.000%, 07/15/2043(g)(l)	3,733,765
10,336,897	Series 4291-MS 5.746%, 01/15/2054(d)(m)	1,610,695
8,835,090	Series 4302-GS 5.996%, 02/15/2044(d)(m)	1,447,022
	Federal National Mortgage Association
731,409	Series 2003-84-PZ 5.000%, 09/25/2033	792,040
439,561	Series 2005-104-SI 6.546%, 12/25/2033(d)(m)	31,724
4,573,303	Series 2005-42-SA 6.646%, 05/25/2035(d)(m)	620,486
6,300,568	Series 2006-92-LI 6.426%, 10/25/2036(d)(m)	1,136,183
1,590,203	Series 2007-39-AI 5.966%, 05/25/2037(d)(m)	263,985
573,667	Series 2007-57-SX 6.466%, 10/25/2036(d)(m)	91,094
489,678	Series 2007-68-SA 6.496%, 07/25/2037(d)(m)	65,872
269,964	Series 2008-1-CI 6.146%, 02/25/2038(d)(m)	35,068
5,866,104	Series 2008-33-SA 5.846%, 04/25/2038(d)(m)	851,212
430,474	Series 2008-56-SB 5.906%, 07/25/2038(d)(m)	51,377
11,577,566	Series 2009-110-SD 6.096%, 01/25/2040(d)(m)	1,833,959
431,733	Series 2009-111-SE 6.096%, 01/25/2040(d)(m)	54,064

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association (continued)
$1,116,714	Series 2009-86-CI 5.646%, 09/25/2036(d)(m)	$128,423
625,339	Series 2009-87-SA 5.846%, 11/25/2049(d)(m)	84,487
561,452	Series 2009-90-IB 5.566%, 04/25/2037(d)(m)	72,347
788,048	Series 2010-11-SC 4.646%, 02/25/2040(d)(m)	77,937
354,525	Series 2010-115-SD 6.446%, 11/25/2039(d)(m)	49,985
10,074,329	Series 2010-123-SK 5.896%, 11/25/2040(d)(m)	1,982,240
4,110,204	Series 2010-134-SE 6.496%, 12/25/2025(d)(m)	625,876
791,132	Series 2010-15-SL 4.796%, 03/25/2040(d)(m)	76,010
869,743	Series 2010-9-GS 4.596%, 02/25/2040(d)(m)	82,780
6,420	Series 2011-110-LS 9.791%, 11/25/2041(d)	7,315
1,123,527	Series 2011-111-VZ 4.000%, 11/25/2041	1,140,088
1,674,111	Series 2011-141-PZ 4.000%, 01/25/2042	1,711,371
847,481	Series 2011-5-PS 6.246%, 11/25/2040(d)(m)	114,235
2,067,695	Series 2011-63-AS 5.766%, 07/25/2041(d)(m)	318,424
1,138,582	Series 2011-63-ZE 4.000%, 08/25/2038	1,193,862
5,878,263	Series 2011-93-ES 6.346%, 09/25/2041(d)(m)	1,055,962
4,540,556	Series 2012-106-SA 6.006%, 10/25/2042(d)(m)	744,657
300,153	Series 2012-55-SC 6.714%, 05/25/2042(d)	294,935
1,940,791	Series 2013-115-NS 11.588%, 11/25/2043(d)	2,035,470
2,816,760	Series 2013-15-SC 5.275%, 03/25/2033(d)	2,643,222
5,787,725	Series 2013-51-HS 5.215%, 04/25/2043(d)	4,823,636
7,285,312	Series 2013-53-ZC 3.000%, 06/25/2043	6,238,933
3,711,610	Series 2013-67-NS 5.768%, 07/25/2043(d)	2,863,967
5,190,817	Series 2013-74-HZ 3.000%, 07/25/2043	4,332,253
11,739,945	Series 2014-50-WS 6.046%, 08/25/2044(d)(m)	1,871,497
	First Horizon Alternative Mortgage Securities Trust
1,932,778	Series 2006-FA6-1A4 6.250%, 11/25/2036	1,595,665
719,488	Series 2007-FA4-1A7 6.000%, 08/25/2037	563,671
	First Horizon Mortgage Pass-Through Trust
661,017	Series 2006-1-1A10 6.000%, 05/25/2036	648,407
	GMAC Mortgage Loan Trust
27,056	Series 2003-J7-A7 5.000%, 11/25/2033	28,067

Principal Amount^		Value
	GMAC Mortgage Loan Trust (continued)
$ 130,238	Series 2005-AR4-3A1 2.959%, 07/19/2035(d)	$123,152
	Government National Mortgage Association
1,719,082	Series 2007-21-S 6.046%, 04/16/2037(d)(m)	306,811
730,282	Series 2008-69-SB 7.477%, 08/20/2038(d)(m)	137,354
882,983	Series 2009-104-SD 6.196%, 11/16/2039(d)(m)	127,116
3,758,023	Series 2010-83-IO 0.489%, 07/16/2050(k)(m)	104,426
436,089	Series 2010-98-IA 5.906%, 03/20/2039(k)(m)	46,822
1,170,236	Series 2011-45-GZ 4.500%, 03/20/2041	1,237,241
715,715	Series 2011-69-OC 0.000%, 05/20/2041(g)(l)	628,462
1,999,540	Series 2011-89-SA 5.297%, 06/20/2041(d)(m)	261,498
9,155,457	Series 2012-135-IO 1.046%, 01/16/2053(k)(m)	695,595
1,649,458	Series 2012-78-IO 1.046%, 06/16/2052(k)(m)	114,946
14,083,527	Series 2014-95-CS 6.096%, 06/16/2044(d)(m)	2,522,546
	GP Portfolio Trust
500,000	Series 2014-GPP-A 1.104%, 02/15/2027(c)(d)	500,855
	GS Mortgage Securities Trust
200,000	Series 2007-GG10-AM 5.991%, 08/10/2045(k)	207,852
	GSR Mortgage Loan Trust
216,479	Series 2004-14-5A1 2.731%, 12/25/2034(d)	216,649
306,160	Series 2005-4F-6A1 6.500%, 02/25/2035	310,973
2,222,748	Series 2005-9F-2A1 6.000%, 01/25/2036	2,078,799
621,863	Series 2005-AR4-6A1 5.229%, 07/25/2035(d)	622,525
534,611	Series 2005-AR6-4A5 2.682%, 09/25/2035(d)	541,289
715,247	Series 2006-7F-3A4 6.250%, 08/25/2036	594,213
3,406,942	Series 2006-8F-2A1 6.000%, 09/25/2036	3,198,106
235,320	Series 2006-8F-4A17 6.000%, 09/25/2036	195,224
	Harborview Mortgage Loan Trust
445,874	Series 2003-2-1A 0.523%, 10/19/2033(d)	432,089
	Hilton USA Trust
265,000	Series 2013-HLT-CFX 3.714%, 11/05/2030(c)	269,887
180,000	Series 2013-HLT-DFX 4.407%, 11/05/2030(c)	184,045
200,000	Series 2013-HLT-EFX 5.609%, 11/05/2030(c)(k)	203,843
	Impac Secured Assets Trust
3,114,272	Series 2007-3-A1A 0.265%, 09/25/2037(d)	2,019,767
	IndyMac Mortgage Loan Trust
311,853	Series 2005-16IP-A1 0.795%, 07/25/2045(d)	295,768

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	IndyMac Mortgage Loan Trust (continued)
$779,036	Series 2006-AR3-1A1 2.604%, 12/25/2036(d)	$690,597
	JP Morgan Alternative Loan Trust
471,208	Series 2006-A1-3A1 2.487%, 03/25/2036(d)	415,766
32,497	Series 2006-A1-5A1 4.591%, 03/25/2036(d)	26,595
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM 5.464%, 01/15/2049(k)	220,038
114,002	Series 2013-JWMZ-M 6.154%, 04/15/2018(c)(d)	114,823
	JP Morgan Mortgage Trust
227,695	Series 2003-A2-3A1 1.990%, 11/25/2033(d)	228,554
312,888	Series 2005-A2-3A2 2.367%, 04/25/2035(k)	307,135
135,666	Series 2005-A5-1A2 2.656%, 08/25/2035(d)	136,418
311,905	Series 2005-S3-1A9 6.000%, 01/25/2036	285,072
284,723	Series 2006-A1-1A2 2.444%, 02/25/2036(d)	250,790
439,347	Series 2006-A7-2A4 2.612%, 01/25/2037(d)	395,491
323,655	Series 2007-A1-4A2 2.490%, 07/25/2035(d)	329,167
477,281	Series 2007-S1-1A2 5.500%, 03/25/2022	478,842
340,632	Series 2007-S1-2A22 5.750%, 03/25/2037	298,778
1,757,890	Series 2007-S3-1A97 6.000%, 08/25/2037	1,578,615
1,525,279	Series 2008-R2-2A 5.500%, 12/27/2035(c)	1,407,978
	Lehman Mortgage Trust
49,048	Series 2006-1-3A5 5.500%, 02/25/2036	49,367
4,259,894	Series 2006-2-2A3 5.750%, 04/25/2036	4,215,178
	Master Adjustable Rate Mortgages Trust
459,001	Series 2004-7-3A1 2.484%, 07/25/2034(d)	464,054
255,484	Series 2006-2-1A1 2.599%, 04/25/2036(d)	247,956
	Master Alternative Loan Trust
109,523	Series 2003-9-4A1 5.250%, 11/25/2033	114,175
59,922	Series 2004-12-6A2 5.250%, 12/25/2034	58,974
123,521	Series 2004-5-1A1 5.500%, 06/25/2034	130,004
133,603	Series 2004-5-2A1 6.000%, 06/25/2034	141,950
301,535	Series 2004-8-2A1 6.000%, 09/25/2034	310,107
	Merrill Lynch Alternative Note Asset Trust
2,080,919	Series 2007-AF1-1AF2 5.750%, 05/25/2037	1,941,893
274,259	Series 2007-F1-2A7 6.000%, 03/25/2037	209,218

Principal Amount^		Value
	Merrill Lynch Alternative Note Asset Trust (continued)
$ 180,320	Series 2007-F1-2A8 6.000%, 03/25/2037	$137,557
	Merrill Lynch Mortgage Investors Trust
57,136	Series 2006-2-2A 2.112%, 05/25/2036(d)	57,308
102,769	Series 2007-1-3A 2.445%, 01/25/2037(d)	99,324
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM 5.773%, 04/12/2049(k)	479,598
	Morgan Stanley Mortgage Loan Trust
5,777,054	Series 2006-11-2A2 6.000%, 08/25/2036	4,806,232
158,717	Series 2006-11-3A2 6.000%, 08/25/2036	139,311
891,738	Series 2006-7-3A 5.380%, 06/25/2036(k)	772,614
465,904	Series 2007-13-6A1 6.000%, 10/25/2037	386,393
	Morgan Stanley Re- Remic Trust
1,223,820	Series 2010-R9-3C 6.243%, 11/26/2036(c)(k)	1,199,315
	Motel 6 Trust
100,000	Series 2012-MTL6-D 3.781%, 10/05/2025(c)	100,315
	Prime Mortgage Trust
2,293,223	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	2,310,243
	Residential Accredit Loans, Inc.
204,168	Series 2004-QS2-AI1 5.500%, 02/25/2034	205,945
533,617	Series 2006-QS10-A9 6.500%, 08/25/2036	467,452
1,473,386	Series 2006-QS14-A18 6.250%, 11/25/2036	1,174,008
1,256,682	Series 2006-QS17-A5 6.000%, 12/25/2036	995,729
1,238,484	Series 2006-QS2-1A4 5.500%, 02/25/2036	1,042,020
1,457,556	Series 2006-QS7-A3 6.000%, 06/25/2036	1,187,780
1,446,896	Series 2007-QS1-2A10 6.000%, 01/25/2037	1,215,160
2,181,780	Series 2007-QS3-A1 6.500%, 02/25/2037	1,804,107
5,216,153	Series 2007-QS6-A6 6.250%, 04/25/2037	4,377,755
1,196,968	Series 2007-QS8-A8 6.000%, 06/25/2037	979,365
3,519,183	Series 2007-QS9-A33 6.500%, 07/25/2037	2,983,151
	Residential Asset Securitization Trust
368,853	Series 2005-A8CB-A9 5.375%, 07/25/2035	307,200
178,578	Series 2006-A2-A11 6.000%, 01/25/2046	147,401
653,908	Series 2006-A8-1A1 6.000%, 08/25/2036	604,145
434,043	Series 2007-A1-A8 6.000%, 03/25/2037	335,762
1,786,104	Series 2007-A2-1A2 6.000%, 04/25/2037	1,564,678
1,144,400	Series 2007-A5-2A5 6.000%, 05/25/2037	1,027,614

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Asset Securitization Trust (continued)
$ 168,218	Series 2007-A6-1A3 6.000%, 06/25/2037	$156,327
	Residential Funding Mortgage Securities I, Inc.
142,417	Series 2006-S1-1A3 5.750%, 01/25/2036	147,168
2,027,021	Series 2006-S4-A5 6.000%, 04/25/2036	1,942,450
	SCG Trust
200,000	Series 2013-SRP1-A 1.554%, 11/15/2026(c)(d)	200,820
385,000	Series 2013-SRP1-B 2.654%, 11/15/2026(c)(d)	386,626
700,000	Series 2013-SRP1-C 3.404%, 11/15/2026(c)(d)	703,873
	Sequoia Mortgage Trust
7,000,000	Series 2013-4-A4 2.750%, 04/25/2043(k)	5,745,313
	Stanwich Mortgage Loan Trust
383,475	Series 2011-5-A 4.052%, 09/15/2037(b)(c)(k)	165,346
1,966,089	Series 2012-2-A 0.551%, 03/15/2047(b)(c)(k)	835,588
344,608	Series 2012-5-A 0.000%, 03/15/2051(b)(c)(d)	200,653
	Structured Adjustable Rate Mortgage Loan Trust
424,996	Series 2004-16-2A 2.433%, 11/25/2034(d)	423,746
349,568	Series 2004-6-1A 2.360%, 06/25/2034(d)	348,470
102,424	Series 2005-14-A1 0.465%, 07/25/2035(d)	77,952
900,454	Series 2005-15-1A1 2.536%, 07/25/2035(d)	755,754
2,208,807	Series 2005-22-3A1 2.648%, 12/25/2035(d)	1,845,814
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
186,814	Series 2004-20-8A7 5.750%, 11/25/2034	198,012
	Structured Asset Securities Corp. Trust
3,562,306	Series 2005-5-2A2 5.500%, 04/25/2035	3,564,696
	Sunset Mortgage Loan Co. LLC
3,313,136	Series 2014-NPL1-A 3.228%, 08/16/2044(c)	3,316,898
	Washington Mutual Mortgage Pass-Through Certificates Trust
251,000	Series 2004-AR14-A1 2.396%, 01/25/2035(d)	253,680
89,062	Series 2004-CB2-2A 5.500%, 07/25/2034	94,587
1,181,919	Series 2005-1-5A1 6.000%, 03/25/2035	1,232,596
1,100,000	Series 2005-AR7-A3 2.364%, 08/25/2035(k)	1,080,294
172,316	Series 2006-2-1A9 6.000%, 03/25/2036	155,364
1,463,619	Series 2006-5-1A5 6.000%, 07/25/2036	1,222,665
721,385	Series 2006-8-A6 4.898%, 10/25/2036	518,196

Principal Amount^		Value
	Washington Mutual Mortgage Pass-Through Certificates Trust (continued)
$ 354,795	Series 2006-AR19-2A 1.926%, 01/25/2047(d)	$342,709
5,389,479	Series 2007-5-A3 7.000%, 06/25/2037	3,409,659
	Wells Fargo Alternative Loan Trust
633,239	Series 2007-PA2-3A1 0.505%, 06/25/2037(d)	429,763
932,859	Series 2007-PA2-3A2 6.496%, 06/25/2037(d)(m)	185,146
	Wells Fargo Mortgage-Backed Securities Trust
51,576	Series 2003-J-1A9 2.612%, 10/25/2033(d)	52,035
162,774	Series 2004-A-A1 2.637%, 02/25/2034(d)	165,059
62,786	Series 2005-11-2A3 5.500%, 11/25/2035	65,997
93,214	Series 2005-12-1A2 5.500%, 11/25/2035	96,496
1,109,014	Series 2005-12-1A5 5.500%, 11/25/2035	1,124,716
355,000	Series 2005-16-A18 6.000%, 01/25/2036	352,149
229,151	Series 2005-17-1A1 5.500%, 01/25/2036	235,983
147,015	Series 2005-AR10-2A4 2.614%, 06/25/2035(d)	148,905
456,144	Series 2006-AR19-A1 5.453%, 12/25/2036(d)	454,105
1,751,430	Series 2006-AR2-2A5 2.615%, 03/25/2036(d)	1,700,907
1,550,310	Series 2007-3-1A4 6.000%, 04/25/2037	1,552,639

TOTAL MORTGAGE-BACKED SECURITIES (Cost $217,008,172)		236,158,583

Contracts		Value
PURCHASED OPTIONS: 0.2%
COMMON STOCKS: 0.2%
	Abbvie, Inc. Put Option
4	Exercise Price $52.50 Expiration Date: January 2015	530
37	Exercise Price $55.00 Expiration Date: October 2014	1,480
89	Exercise Price $52.50 Expiration Date: November 2014	5,340
	Actavis Plc Put Option
71	Exercise Price $220.00 Expiration Date: November 2014	36,991
	Agilent Technologies, Inc. Put Option
51	Exercise Price $55.00 Expiration Date: November 2014	6,450
304	Exercise Price $50.00 Expiration Date: November 2014	11,140
	Albemarle Corp. Put Option
7	Exercise Price $60.00 Expiration Date: November 2014	525
51	Exercise Price $60.00 Expiration Date: October 2014	9,435
	Alliance Data Systems Corp. Put Option
7	Exercise Price $220.00 Expiration Date: December 2014	2,310

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
9	Exercise Price $230.00 Expiration Date: December 2014	$5,130
	AT&T, Inc. Put Option
729	Exercise Price $35.00 Expiration Date: January 2015	105,705
	Athabasca Oil Corp. Call Option
381	Exercise Price $8.00 Expiration Date: October 2014	1,020
	B/E Aerospace, Inc. Put Option
301	Exercise Price $80.00 Expiration Date: November 2014	54,180
	Berry Plastics Group, Inc. Put Option
201	Exercise Price $22.50 Expiration Date: November 2014	6,030
	Burger King Worldwide, Inc. Put Option
7	Exercise Price $30.00 Expiration Date: January 2015	2,065
7	Exercise Price $32.00 Expiration Date: January 2015	3,150
18	Exercise Price $35.00 Expiration Date: January 2015	12,780
142	Exercise Price $33.00 Expiration Date: January 2015	76,680
	CF Industries Holdings, Inc. Put Option
41	Exercise Price $250.00 Expiration Date: November 2014	18,040
	Charter Communications, Inc. Put Option
40	Exercise Price $135.00 Expiration Date: November 2014	5,939
	Citigroup, Inc. Call Option
1,013	Exercise Price $55.00 Expiration Date: October 2014	18,234
	Civeo Corp. Call Option
12	Exercise Price $30.00 Expiration Date: October 2014	48
278	Exercise Price $25.00 Expiration Date: October 2014	834
	Civeo Corp. Put Option
324	Exercise Price $22.50 Expiration Date: October 2014	348,300
405	Exercise Price $10.00 Expiration Date: November 2014	22,275
	Concur Technologies, Inc. Put Option
1	Exercise Price $105.00 Expiration Date: November 2014	22
37	Exercise Price $105.00 Expiration Date: February 2015	2,035
	Covidien Plc Put Option
1	Exercise Price $75.00 Expiration Date: October 2014	43
20	Exercise Price $82.50 Expiration Date: October 2014	2,560
28	Exercise Price $80.00 Expiration Date: November 2014	5,460
32	Exercise Price $77.50 Expiration Date: October 2014	1,888
229	Exercise Price $80.00 Expiration Date: October 2014	18,320
	Dish Network Corp. Put Option
81	Exercise Price $60.00 Expiration Date: December 2014	8,100
153	Exercise Price $60.00 Expiration Date: November 2014	22,185

Contracts		Value
COMMON STOCKS (CONTINUED)
	EMC Corp. Put Option
252	Exercise Price $29.00 Expiration Date: November 2014	$26,082
403	Exercise Price $27.00 Expiration Date: December 2014	80,600
	Energizer Holdings, Inc. Put Option
81	Exercise Price $115.00 Expiration Date: November 2014	13,365
	Express, Inc. Put Option
5	Exercise Price $15.00 Expiration Date: November 2014	475
505	Exercise Price $12.50 Expiration Date: November 2014	32,825
	Family Dollar Stores, Inc. Put Option
42	Exercise Price $72.50 Expiration Date: October 2014	210
	General Motors Co. Put Option
1,009	Exercise Price $31.50 Expiration Date: October 2014	43,387
	Gentiva Health Services, Inc. Put Option
403	Exercise Price $15.00 Expiration Date: November 2014	16,120
	Glimcher Realty Trust Put Option
14	Exercise Price $12.50 Expiration Date: October 2014	70
15	Exercise Price $12.50 Expiration Date: December 2014	150
	Imperial Tobacco Group Plc Put Option
65	Exercise Price $24.00 Expiration Date: December 2014	18,449
	Intermune, Inc. Put Option
5	Exercise Price $65.00 Expiration Date: October 2014	10
5	Exercise Price $58.00 Expiration Date: October 2014	125
21	Exercise Price $50.00 Expiration Date: October 2014	21
27	Exercise Price $65.00 Expiration Date: October 2014	54
56	Exercise Price $60.00 Expiration Date: October 2014	168
62	Exercise Price $55.00 Expiration Date: October 2014	124
78	Exercise Price $40.00 Expiration Date: October 2014	78
82	Exercise Price $45.00 Expiration Date: October 2014	82
130	Exercise Price $70.00 Expiration Date: October 2014	910
178	Exercise Price $60.00 Expiration Date: October 2014	178
	International Rectifier Corp. Put Option
7	Exercise Price $35.00 Expiration Date: December 2014	123
60	Exercise Price $35.00 Expiration Date: October 2014	660
	Iron Mountain, Inc. Put Option
101	Exercise Price $30.00 Expiration Date: November 2014	6,060
	Ishares 7-10 Year Treasury Bond Put Option
7	Exercise Price $101.00 Expiration Date: December 2014	315

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Contracts		Value
COMMON STOCKS (CONTINUED)
	Juniper Networks, Inc. Put Option
600	Exercise Price $22.00 Expiration Date: November 2014	$54,000
950	Exercise Price $21.00 Expiration Date: October 2014	13,300
	Kinder Morgan Inc Put Option
207	Exercise Price $50.00 Expiration Date: January 2015	255,127
	Kindred Healthcare, Inc. Put Option
485	Exercise Price $17.50 Expiration Date: November 2014	29,100
	Kodiak Oil & Gas Corp. Put Option
324	Exercise Price $14.00 Expiration Date: October 2014	21,060
	Molson Coors Brewing Co. Put Option
108	Exercise Price $70.00 Expiration Date: November 2014	14,850
	Mylan, Inc. Call Option
101	Exercise Price $45.00 Expiration Date: January 2015	31,815
	Mylan, Inc. Put Option
101	Exercise Price $40.00 Expiration Date: January 2015	8,746
505	Exercise Price $44.00 Expiration Date: November 2014	66,155
	Now, Inc. Put Option
203	Exercise Price $30.00 Expiration Date: November 2014	33,495
405	Exercise Price $25.00 Expiration Date: November 2014	16,605
	Outerwall, Inc. Put Option
404	Exercise Price $55.00 Expiration Date: November 2014	120,190
	Petsmart, Inc. Put Option
130	Exercise Price $62.50 Expiration Date: November 2014	11,050
	Protective Life Corp. Put Option
7	Exercise Price $55.00 Expiration Date: April 2015	88
	Shire Plc Put Option
2	Exercise Price $220.00 Expiration Date: October 2014	230
20	Exercise Price $215.00 Expiration Date: October 2014	1,550
20	Exercise Price $225.00 Expiration Date: October 2014	3,100
103	Exercise Price $205.00 Expiration Date: October 2014	14,935
	Shutterfly, Inc. Put Option
201	Exercise Price $42.50 Expiration Date: November 2014	6,030
	Sigma-aldrich Corp. Put Option
1	Exercise Price $130.00 Expiration Date: November 2014	35
	Sirius XM Holdings, Inc. Put Option
847	Exercise Price $3.00 Expiration Date: January 2015	3,388
	T-mobile US, Inc. Put Option
605	Exercise Price $27.00 Expiration Date: November 2014	52,635
	Time Warner Cable, Inc. Put Option
5	Exercise Price $145.00 Expiration Date: January 2015	4,150
39	Exercise Price $135.00 Expiration Date: November 2014	11,661

Contracts		Value
COMMON STOCKS (CONTINUED)
61	Exercise Price $140.00 Expiration Date: January 2015	$38,369
	TRW Automotive Holdings Corp. Call Option
35	Exercise Price $100.00 Expiration Date: April 2015	13,825
	tw Telecom, Inc. Put Option
17	Exercise Price $40.00 Expiration Date: January 2015	5,610
	Twitter, Inc. Call Option
27	Exercise Price $40.00 Expiration Date: October 2014	31,050
	Tyson Foods, Inc. Put Option
402	Exercise Price $35.00 Expiration Date: November 2014	20,100
	Viacom, Inc. Put Option
202	Exercise Price $75.00 Expiration Date: November 2014	33,330
	Weatherford International Plc Put Option
704	Exercise Price $20.00 Expiration Date: November 2014	58,432
807	Exercise Price $18.00 Expiration Date: December 2014	22,193

		2,052,069

Notional		Value
Currency Options: 0.0%
	USd Call / Jpy Put Call Option
9,300,000	Exercise Price $111.10 Expiration Date: November 2014	68,764

Contracts		Value
EXCHANGE TRADED FUNDS: 0.0%
	SPDR S&P 500 ETF Trust Put Option
205	Exercise Price $190.00 Expiration Date: October 2014	17,220
222	Exercise Price $195.00 Expiration Date: October 2014	40,182

		57,402

TOTAL PURCHASED OPTIONS (Cost $2,159,699)		2,178,235

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 19.1%
TREASURY BILLS: 1.3%
	United States Treasury Bill
11,900,000	0.048%, 02/19/2015	11,897,786

TOTAL TREASURY BILLS (Cost $11,897,786)		11,897,786

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Principal Amount^		Value
REPURCHASE AGREEMENTS: 17.8%
$161,567,000	FICC, 0.000%, 9/30/14, due 10/01/2014 [collateral: par value $162,835,000, U.S. Treasury Note, 2.125%, due 05/15/2015; U.S. Treasury Note, 1.750%, due 07/31/2015; U.S. Treasury Note, 0.875%, due 05/15/2017; Fannie Mae, 0.000%, due 06/01/2015; value $164,819,463] (proceeds $161,567,000)	$161,567,000

TOTAL REPURCHASE AGREEMENTS (Cost $161,567,000)		161,567,000

TOTAL SHORT-TERM INVESTMENTS (Cost $173,464,786)		173,464,786

TOTAL INVESTMENTS IN SECURITIES (Cost: $874,873,709): 101.2%		919,646,221

Liabilities in Excess of Other Assets: (1.2)%		(11,140,846)

NET ASSETS: 100.0%		$908,505,375

Percentages are stated as percent of net assets.

ADR	American Depository Receipt.
ETF	Exchange Traded Fund.
ETN	Exchange Traded Note.
GDR	Global Depository Receipt.
LP	Limited Partnership.
NVDR	Non-voting Depository Receipt.
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $ 110,993,916 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Illiquid securities at September 30, 2014, at which time the aggregate value of these illiquid securities are $5,443,756 or 0.60% of net assets.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Floating Interest Rate.
(e)	Coupon increases periodically based upon a predetermined schedule.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the to the settlement date, including coupon rate.
(g)	Issued with a zero coupon. Income is recognized through the accretion
(h)	Perpetual Call
(i)	Pay-in-kind securities.
(j)	Security is currently in default and/or non-income producing.
(k)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.
(l)	Principal Only security.
(m)	Interest Only security. Security with a notional or nominal principal amount.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$874,873,709

Gross unrealized appreciation	61,434,017
Gross unrealized depreciation	(16,661,505)

Net unrealized appreciation	$44,772,512

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: (5.8)%
(32,190)	AbbVie, Inc.	$(1,859,294)
(115)	Abercrombie & Fitch Co. Class A	(4,179)
(52,206)	AECOM Technology Corp.*	(1,761,953)
(11,103)	Aecon Group, Inc.	(150,272)
(5,879)	Agnico Eagle Mines Ltd.	(169,890)
(10,183)	Albemarle Corp.	(599,779)
(13,100)	Alibaba Group Holding Ltd. ADR*	(1,163,935)
(129,153)	AMEC Plc	(2,312,513)
(546)	American Eagle Outfitters, Inc.	(7,928)
(41,407)	Annaly Capital Management, Inc.	(442,227)
(297,041)	Applied Materials, Inc.	(6,419,056)
(1,585)	AT&T, Inc.	(55,855)
(800)	Baytex Energy Corp.	(30,227)
(3,227)	Boeing Co. (The)	(411,055)
(160,175)	BPZ Resources, Inc.*	(305,934)
(473)	Chemed Corp.	(48,672)
(43,784)	Comcast Corp. Class A	(2,354,704)
(5,400)	ConocoPhillips	(413,208)
(8,000)	Covidien Plc	(707,641)
(3,833)	Covisint Corp.*	(15,907)
(1,100)	Crescent Point Energy Corp.	(39,668)
(1,800)	DIRECTV*	(155,736)
(13,339)	Fastenal Co.	(598,921)
(20,178)	Ford Motor Co.	(298,433)
(169)	Gap, Inc. (The)	(7,046)
(3,682)	General Dynamics Corp.	(467,945)
(326)	Guess?, Inc.	(7,162)
(100)	H. Lundbeck A/S	(8)
(15,566)	HD Supply Holdings, Inc.*	(424,329)
(2,429)	HealthSouth Corp.	(89,630)
(1,170)	Helvetia Holding AG	(567,521)
(3,754)	Indesit Co. SpA*	(50,625)
(41,326)	Kinder Morgan, Inc.	(1,584,439)
(83,166)	Level 3 Communications, Inc.*	(3,803,181)
(1,032)	Liberty Global Plc Class A*	(43,901)
(2,546)	Liberty Global Plc Series C*	(104,424)
(938)	Loblaw Cos. Ltd.	(43,843)
(4,918)	M&T Bank Corp.	(606,340)
(97,199)	Manulife Financial Corp.	(1,867,928)
(50,336)	Medtronic, Inc.	(3,118,315)
(7,100)	Mylan, Inc.*	(322,979)
(6,400)	Pennsylvania Real Estate Investment Trust	(127,616)
(2,400)	Pitney Bowes, Inc.	(59,976)
(1,568)	Precision Castparts Corp.	(371,428)
(468,109)	RF Micro Devices, Inc.*	(5,401,978)
(6,385)	Select Medical Holdings Corp.	(76,812)
(3,700)	Shire Plc ADR	(958,485)
(191,400)	Tencent Holdings Ltd.	(2,842,056)
(89,500)	Tencent Holdings Ltd.*	(1,331,581)
(5,500)	Time Warner, Inc.	(419,100)
(5,320)	Tyson Foods, Inc. Class A	(209,448)
(212)	Urban Outfitters, Inc.*	(7,781)
(69,037)	Ventas, Inc.	(4,276,842)
(16,057)	Washington Prime Group, Inc.	(280,676)
(2,700)	WellCare Health Plans, Inc.*	(170,051)
(3,527)	WESCO International, Inc.*	(276,023)
(39,099)	Wisconsin Energy Corp.	(1,681,257)

Shares		Value
(2,916)	WW Grainger, Inc.	$(733,811)
(46,900)	Yahoo Japan Corp.	(178,338)

TOTAL COMMON STOCKS (Proceeds $51,822,341)		(52,839,862)

EXCHANGE-TRADED FUNDS: (2.2)%
(42,190)	Consumer Staples Select Sector SPDR Fund	(1,903,191)
(13,400)	Energy Select Sector SPDR Fund	(1,214,308)
(27,585)	Health Care Select Sector SPDR Fund	(1,762,958)
(256)	iShares 7-10 Year Treasury Bond ETF Class B	(26,527)
(1,357)	iShares Nasdaq Biotechnology ETF	(371,316)
(22,326)	iShares Russell 2000 Growth ETF	(2,895,459)
(31,221)	Market Vectors Coal ETF	(534,191)
(24,612)	Market Vectors Oil Service ETF	(1,221,001)
(2,990)	SPDR Barclays High Yield Bond ETF	(120,138)
(43,866)	SPDR S&P 500 ETF Trust	(8,642,479)
(9,056)	SPDR S&P Insurance ETF	(570,166)
(5,900)	SPDR S&P Oil & Gas Exploration & Production ETF	(406,097)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $19,441,623)		(19,667,831)

Principal Amount^		Value
CORPORATE BONDS: (0.1)%
	Kinder Morgan Energy Partners L.P.
(736,000)	3.950%, 09/01/2022	(731,886)

TOTAL CORPORATE BONDS (Proceeds $774,640)		(731,886)

TOTAL SECURITIES SOLD SHORT (Proceeds $72,038,604)		(73,239,579)

*	Non-Income Producing Security.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2014 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10YR U.S. Treasury Note Futures	(180)	$(22,435,313)	12/2014	$141,948
S&P 500 E Mini Index Futures	(159)	(15,625,725)	12/2014	87,862
5YR U.S. Treasury Note Futures	(101)	(11,944,039)	12/2014	31,378
U.S. Long Bond Futures	(30)	(4,137,187)	12/2014	35,611

	(470)	$(54,142,264)		$296,799

SCHEDULE of SWAPS at September 30, 2014 (Unaudited)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2014	Notional Amount	Fair Value	Upfront Paid/ (Received)	Unrealized Appreciation / (Depreciation)
Federal Republic of Brazil 12.250% 03/06/2030 (Buy Protection)	6/20/2019	Bank of America N.A.	(1.000%)	1.623%	$(3,600,000)	$99,992	$140,924	$(40,932)
General Mills, Inc. 5.700% 02/15/2017 (Buy Protection)	12/20/2019	Morgan Stanley Co.	(1.000%)	0.433	(2,200,000)	(62,826)	(65,202)	2,376
Itraxx Europe Crossover 500 Series 18 (Buy Protection)	12/20/2017	Bank of America N.A.	(5.000%)	1.572	(382,200)	(51,623)	9,953	(61,576)
Kellogg Co. 4.000% 12/15/2020 (Buy Protection)	12/20/2019	Citigroup Global Markets, Inc.	(1.000%)	0.803	(4,000,000)	(39,358)	(49,503)	10,145
Republic of Venezuela 9.250% 09/15/2027 (Buy Protection)	9/20/2019	Bank of America N.A.	(5.000%)	16.712	(1,050,000)	345,199	244,362	100,837
Safeway, Inc. 7.250% 02/01/2031 (Buy Protection)	9/20/2019	Deutsche Bank Securities, Inc.	(1.000%)	3.590	(1,325,000)	152,775	134,808	17,967
Southwest Airlines Co. 5.125% 03/01/2017 (Buy Protection)	6/20/2019	Deutsche Bank Securities, Inc.	(1.000%)	0.557	(4,200,000)	(84,985)	(65,536)	(19,449)

						$359,174	$349,806	$9,368

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Description(1)	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2014(2)	Notional Amount(3)	Fair Value	Upfront Paid/ (Received)	Unrealized Appreciation / (Depreciation)
CDX High Yield 500 Series 22 (Buy Protection)	6/20/2019	(5.000%)	3.550%	$(6,237,000)	$(372,554)	$(409,303)	$36,749
CDX High Yield 500 Series 22 (Buy Protection)	6/20/2019	(5.000%)	3.550	(525,000)	(31,360)	(43,711)	12,351
CDX Investment Grade Credit 100 Series 22 (Sell Protection)	6/20/2019	1.000%	0.644	4,200,000	67,471	72,498	(5,027)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Itraxx Europe Crossover 500 Series 20 (Buy Protection)	12/20/2018	(5.000%)	2.166%	$(375,000)	$(52,933)	$(54,547)	$1,614

					$(389,376)	$(435,063)	$45,687

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (j) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the ITRX EUR XOVER 500 Series, CDX 22 HY 500 Series, and CDX 22 IG 100 Series.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

SCHEDULE OF OPTIONS WRITTEN AT September 30, 2014 (Unaudited)

Contracts		Value
	Abbvie, Inc. Call Option
(35)	Exercise Price $62.50 Expiration Date: November 2014	$(2,450)
(37)	Exercise Price $60.00 Expiration Date: October 2014	(1,110)
	Actavis Plc Call Option
(20)	Exercise Price $260.00 Expiration Date: October 2014	(3,400)
	Aecom Technology Corp. Call Option
(53)	Exercise Price $35.00 Expiration Date: October 2014	(1,855)
	Albemarle Corp. Call Option
(13)	Exercise Price $65.00 Expiration Date: October 2014	(195)
	Alliance Data Systems Corp. Call Option
(2)	Exercise Price $270.00 Expiration Date: December 2014	(940)
(2)	Exercise Price $280.00 Expiration Date: December 2014	(545)
	Annie’s, Inc. Call Option
(26)	Exercise Price $47.50 Expiration Date: December 2014	(260)
(21)	Exercise Price $47.50 Expiration Date: October 2014	(105)
(1)	Exercise Price $50.00 Expiration Date: December 2014	(10)
	Athlon Energy, Inc. Call Option
(3)	Exercise Price $60.00 Expiration Date: December 2014	(30)
	Chiquita Brands International Call Option
(216)	Exercise Price $14.00 Expiration Date: November 2014	(16,200)
	Civeo Corp. Call Option
(202)	Exercise Price $15.00 Expiration Date: October 2014	(5,406)
(278)	Exercise Price $30.00 Expiration Date: October 2014	(1,112)
	Comcast Corp. Put Option
(101)	Exercise Price $55.00 Expiration Date: October 2014	(10,807)
(11)	Exercise Price $54.50 Expiration Date: October 2014	(1,078)
	Concur Technologies, Inc. Call Option
(33)	Exercise Price $130.00 Expiration Date: February 2015	(495)
(4)	Exercise Price $130.00 Expiration Date: November 2014	(40)
	Conversant, Inc. Call Option
(5)	Exercise Price $35.00 Expiration Date: November 2014	(88)
	DIRECTV Call Option
(18)	Exercise Price $85.00 Expiration Date: December 2014	(5,715)
(2)	Exercise Price $87.50 Expiration Date: November 2014	(210)
(1)	Exercise Price $87.50 Expiration Date: October 2014	(48)
	Dresser-rand Group, Inc. Put Option
(9)	Exercise Price $80.00 Expiration Date: November 2014	(180)

Contracts		Value
	Family Dollar Stores, Inc. Call Option
(167)	Exercise Price $80.00 Expiration Date: October 2014	$(1,336)
(2)	Exercise Price $77.50 Expiration Date: October 2014	(130)
(1)	Exercise Price $80.00 Expiration Date: October 2014	(55)
(2)	Exercise Price $80.00 Expiration Date: October 2014	(50)
	Family Dollar Stores, Inc. Put Option
(2)	Exercise Price $75.00 Expiration Date: October 2014	(40)
	General Motors Co. Call Option
(302)	Exercise Price $32.00 Expiration Date: October 2014	(20,984)
(302)	Exercise Price $32.50 Expiration Date: October 2014	(14,246)
(403)	Exercise Price $33.00 Expiration Date: October 2014	(12,345)
	Intermune, Inc. Call Option
(130)	Exercise Price $75.00 Expiration Date: October 2014	(130)
	Juniper Networks, Inc. Call Option
(342)	Exercise Price $23.00 Expiration Date: October 2014	(5,472)
	Kinder Morgan Inc/de Call Option
(207)	Exercise Price $50.00 Expiration Date: January 2015	(1,449)
	Level 3 Communications, Inc. Call Option
(54)	Exercise Price $45.00 Expiration Date: October 2014	(7,830)
	Medtronic, Inc. Call Option
(7)	Exercise Price $63.50 Expiration Date: October 2014	(364)
(9)	Exercise Price $66.00 Expiration Date: October 2014	(135)
(17)	Exercise Price $65.50 Expiration Date: October 2014	(85)
(17)	Exercise Price $65.00 Expiration Date: October 2014	(85)
	Mylan Inc/pa Call Option
(101)	Exercise Price $45.00 Expiration Date: January 2015	(8,746)
(202)	Exercise Price $48.00 Expiration Date: October 2014	(6,262)
	Shire Plc Call Option
(15)	Exercise Price $255.00 Expiration Date: October 2014	(13,500)
(20)	Exercise Price $260.00 Expiration Date: October 2014	(12,200)
(4)	Exercise Price $265.00 Expiration Date: October 2014	(1,360)
	Shire Plc Put Option
(4)	Exercise Price $215.00 Expiration Date: October 2014	(310)
	Sigma-aldrich Corp. Call Option
(1)	Exercise Price $145.00 Expiration Date: November 2014	(30)
	Sirius XM Holdings, Inc. Call Option
(839)	Exercise Price $4.00 Expiration Date: January 2015	(4,195)
	T-mobile US, Inc. Call Option
(20)	Exercise Price $29.00 Expiration Date: October 2014	(830)
	Tibco Software, Inc. Call Option
(36)	Exercise Price $24.00 Expiration Date: January 2015	(540)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

Contracts		Value
(6)	Exercise Price $25.00 Expiration Date: January 2015	(30)
	Time Warner Cable, Inc. Call Option
(39)	Exercise Price $140.00 Expiration Date: October 2014	(21,450)
(39)	Exercise Price $155.00 Expiration Date: November 2014	(4,680)
	Trw Automotive Holdings Corp. Call Option
(35)	Exercise Price $105.00 Expiration Date: April 2015	(1,050)
(35)	Exercise Price $105.00 Expiration Date: January 2015	(700)
	Tw Telecom, Inc. Call Option
(17)	Exercise Price $45.00 Expiration Date: January 2015	(1,362)
	Wisconsin Energy Corp. Call Option
(37)	Exercise Price $45.00 Expiration Date: October 2014	(370)
Total Options Written (premiums $263,393)		$(194,630)

The premium amount and the number of option contracts written during the period ended September 30, 2014, were as follows:

	ALTERNATIVE STRATEGIES FUND
	PREMIUM AMOUNT	NUMBER OF CONTRACTS
Options outstanding at December 31, 2013	$181,123	5,572
Options written	3,592,623	60,125
Options closed	(2,013,883)	(26,338)
Options exercised	(138,837)	(2,319)
Options expired	(1,357,633)	(32,533)

Options outstanding at September 30, 2014	$263,393	4,507

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Settlement Date	Notional Amount	Fund Receiving	U.S. $ Value at September 30, 2014	Fund Delivering	U.S. $ Value at September 30, 2014	Unrealized Appreciation	Unrealized Depreciation
10/2/2014	2,420,000	Canadian Dollar	$2,159,024	U.S. Dollar	$2,172,284	$—	$(13,259)
10/2/2014	2,420,000	U.S. Dollar	2,227,627	Canadian Dollar	2,159,024	68,602	—
10/6/2014	4,175,000,000	Colombian Peso	2,064,953	U.S. Dollar	2,059,186	5,766	—
10/6/2014	4,175,000,000	U.S. Dollar	2,166,131	Colombian Peso	2,064,953	101,178	—
10/7/2014	4,650,000	Australian Dollar	4,060,567	U.S. Dollar	4,337,334	—	(276,767)
10/7/2014	5,075,000	U.S. Dollar	4,210,169	New Zealand Dollar	3,948,147	262,023	—
10/8/2014	835,000	U.S. Dollar	1,080,659	Euro Currency	1,054,395	26,264	—
10/8/2014	2,368,000	U.S. Dollar	3,081,763	Euro Currency	2,990,188	91,574	—
10/8/2014	2,700,000	U.S. Dollar	1,220,891	Turkish Lira	1,181,958	38,933	—
10/8/2014	9,600,000	U.S. Dollar	4,427,350	Turkish Lira	4,202,516	224,834	—
10/14/2014	140,000	U.S. Dollar	180,784	Euro Currency	176,792	3,993	—
10/14/2014	505,000	Canadian Dollar	450,412	U.S. Dollar	456,543	—	(6,132)
10/14/2014	505,000	U.S. Dollar	458,090	Canadian Dollar	450,412	7,679	—
10/14/2014	11,400,000	U.S. Dollar	1,037,259	South African Rand	1,006,246	31,014	—
10/14/2014	23,800,000	U.S. Dollar	2,172,187	South African Rand	2,100,759	71,428	—
10/14/2014	35,200,000	South African Rand	3,107,004	U.S. Dollar	3,116,892	—	(9,888)
10/14/2014	208,200,000	U.S. Dollar	1,952,473	Japanese Yen	1,898,489	53,984	—
10/14/2014	6,570,000,000	U.S. Dollar	3,335,364	Colombian Peso	3,246,890	88,474	—
10/15/2014	1,100,000	U.S. Dollar	896,885	New Zealand Dollar	855,070	41,815	—
10/15/2014	41,000,000	Norwegian Krone	6,376,104	U.S. Dollar	6,429,557	—	(53,453)
10/20/2014	3,066,000	U.S. Dollar	3,969,970	Euro Currency	3,871,885	98,085	—
10/22/2014	5,705,000	U.S. Dollar	2,410,020	Brazilian Real	2,316,957	93,063	—
10/27/2014	300,000	U.S. Dollar	491,580	Pound Sterling	486,452	5,128	—
10/27/2014	15,300,000	Swedish Krona	2,119,473	U.S. Dollar	2,112,476	6,996	—
10/27/2014	15,300,000	U.S. Dollar	2,146,928	Swedish Krona	2,119,473	27,456	—
10/29/2014	525,000	U.S. Dollar	669,338	Euro Currency	663,032	6,306	—
10/31/2014	1,135,000	U.S. Dollar	1,441,228	Euro Currency	1,433,431	7,796	—
10/31/2014	142,040,000	U.S. Dollar	10,547,734	Mexican Peso	10,556,013	—	(8,280)
12/11/2014	319,000	U.S. Dollar	341,965	Swiss Franc	334,054	7,911	—
12/15/2014	1,800	Australian Dollar	1,564	U.S. Dollar	1,618	—	(53)
12/15/2014	1,800	Australian Dollar	1,564	U.S. Dollar	1,628	—	(64)
12/15/2014	1,800	Australian Dollar	1,564	U.S. Dollar	1,598	—	(34)
12/15/2014	1,800	Australian Dollar	1,564	U.S. Dollar	1,589	—	(25)
12/15/2014	2,000	Euro Currency	2,527	U.S. Dollar	2,567	—	(40)
12/15/2014	2,000	Euro Currency	2,527	U.S. Dollar	2,573	—	(46)
12/15/2014	3,600	Australian Dollar	3,128	U.S. Dollar	3,176	—	(48)
12/15/2014	4,000	U.S. Dollar	5,178	Euro Currency	5,053	124	—
12/15/2014	7,700	U.S. Dollar	12,490	Pound Sterling	12,480	10	—
12/15/2014	8,000	Euro Currency	10,107	U.S. Dollar	10,231	—	(124)
12/15/2014	9,000	Euro Currency	11,370	U.S. Dollar	11,426	—	(56)
12/15/2014	10,500	Pound Sterling	17,018	U.S. Dollar	17,079	—	(61)
12/15/2014	12,500	U.S. Dollar	20,291	Pound Sterling	20,260	31	—
12/15/2014	13,800	U.S. Dollar	22,532	Pound Sterling	22,367	165	—
12/15/2014	14,700	U.S. Dollar	23,932	Pound Sterling	23,826	106	—
12/15/2014	17,000	Euro Currency	21,477	U.S. Dollar	21,659	—	(182)
12/15/2014	18,000	U.S. Dollar	19,155	Swiss Franc	18,851	305	—
12/15/2014	19,600	U.S. Dollar	31,937	Pound Sterling	31,768	169	—
12/15/2014	23,000	U.S. Dollar	24,540	Swiss Franc	24,087	453	—
12/15/2014	27,300	Canadian Dollar	24,314	U.S. Dollar	24,860	—	(546)
12/15/2014	31,300	U.S. Dollar	28,228	Canadian Dollar	27,876	352	—
12/15/2014	31,300	U.S. Dollar	51,012	Pound Sterling	50,731	281	—
12/15/2014	38,000	U.S. Dollar	40,708	Swiss Franc	39,796	913	—
12/15/2014	38,500	Euro Currency	48,639	U.S. Dollar	48,858	—	(219)
12/15/2014	45,900	U.S. Dollar	41,352	Canadian Dollar	40,879	473	—
12/15/2014	49,100	U.S. Dollar	51,643	Swiss Franc	51,420	223	—
12/15/2014	49,400	U.S. Dollar	63,478	Euro Currency	62,410	1,068	—
12/15/2014	53,850	U.S. Dollar	48,741	Australian Dollar	46,793	1,948	—
12/15/2014	56,900	U.S. Dollar	60,535	Swiss Franc	59,589	947	—
12/15/2014	62,206	U.S. Dollar	69,800	Canadian Dollar	55,401	14,399	—
12/15/2014	65,300	U.S. Dollar	106,996	Pound Sterling	105,838	1,158	—

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2014 (Unaudited)

						Asset Derivatives	Liability Derivatives
Settlement Date	Notional Amount	Fund Receiving	U.S. $ Value at September 30, 2014	Fund Delivering	U.S. $ Value at September 30, 2014	Unrealized Appreciation	Unrealized Depreciation
12/15/2014	83,580	Pound Sterling	135,466	U.S. Dollar	135,568	—	(101)
12/15/2014	96,000	U.S. Dollar	102,730	Swiss Franc	100,536	2,193	—
12/15/2014	106,000	U.S. Dollar	136,296	Euro Currency	133,916	2,380	—
12/15/2014	108,200	U.S. Dollar	115,869	Swiss Franc	113,313	2,556	—
12/15/2014	123,700	U.S. Dollar	159,877	Euro Currency	156,278	3,600	—
12/15/2014	131,600	U.S. Dollar	141,287	Swiss Franc	137,818	3,469	—
12/15/2014	149,000	U.S. Dollar	23,260	Norwegian Krone	23,122	138	—
12/15/2014	153,300	U.S. Dollar	23,729	Norwegian Krone	23,789	—	(60)
12/15/2014	167,700	U.S. Dollar	217,246	Euro Currency	211,865	5,381	—
12/15/2014	174,200	U.S. Dollar	223,720	Euro Currency	220,077	3,643	—
12/15/2014	214,800	U.S. Dollar	277,599	Euro Currency	271,370	6,229	—
12/15/2014	225,800	U.S. Dollar	202,028	Canadian Dollar	201,099	928	—
12/15/2014	265,200	U.S. Dollar	430,467	Pound Sterling	429,836	630	—
12/15/2014	307,700	U.S. Dollar	276,865	Canadian Dollar	274,040	2,824	—
12/15/2014	339,700	Pound Sterling	550,586	U.S. Dollar	550,949	—	(363)
12/15/2014	371,800	U.S. Dollar	392,757	Swiss Franc	389,368	3,389	—
12/15/2014	691,200	U.S. Dollar	108,394	Norwegian Krone	107,261	1,133	—
12/15/2014	738,000	U.S. Dollar	789,616	Swiss Franc	772,872	16,744	—
12/15/2014	1,249,200	U.S. Dollar	1,615,963	Euro Currency	1,578,189	37,774	—
12/15/2014	1,456,000	U.S. Dollar	2,381,267	Pound Sterling	2,359,886	21,381	—
12/15/2014	1,636,300	Pound Sterling	2,652,116	U.S. Dollar	2,674,755	—	(22,638)
12/15/2014	2,775,500	U.S. Dollar	2,507,866	Canadian Dollar	2,471,885	35,981	—

			$85,138,847		$83,987,487	$1,543,800	$(392,439)

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation — Investments in securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the securities are valued at fair value as determined in good faith by the Investment Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Credit default swaps — Each Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where each Fund is selling protection, the notional amount approximates the maximum loss.

Financial futures contracts — Each Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that each Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, each Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, each Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Forward Foreign Currency Exchange Contracts — The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counter-parties to these forward contracts are major U.S. financial institutions.

Purchasing Put and Call Options — Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes. If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option.

Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold. If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold. Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options — Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Repurchase Agreements — Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Funds’ policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited.

Restricted Securities — A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees.

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

As of September 30, 2014, there were restricted securities held in the Alternative Strategies Fund. The value of these securities were $5,443,756 or 0.6% of the Alternative Strategies Fund’s net assets. The Advisor has deemed all restricted securities liquid, except three securities, which were valued at $1,260,561 or 0.14% of net assets. The acquisition dates were 11/21/2011, 02/10/2012, 05/10/2012, and 03/07/2014 with a net cost of $1,194,994.

Short sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2014. These assets and liabilities are measured on a recurring basis.

Equity Fund	Level 1 -	Level 2 - Significant	Level 3 -
Description	Quoted prices in active markets for identical assets	other observable inputs	Significant unobservable inputs	Total
Equity(a)
Common Stocks	$405,340,009	$—	$—	$405,340,009

Total Equity	$405,340,009	$—	$—	$405,340,009

Short-Term Investments
Repurchase Agreements	$—	$20,071,000	$—	$20,071,000

Total Investments in Securities in Assets	$405,340,009	$20,071,000	$—	$425,411,009

(a)	See Fund’s Schedule of Investments for sector classifications.

There were no significant transfers between any levels in the Fund as of September 30, 2014.

International Fund	Level 1 - Quoted prices in active markets for	Level 2 - Significant other	Level 3 - Significant
Description	identical assets	observable inputs	unobservable inputs	Total
Equity
Common Stocks
Australia	$41,503,358	$—	$—	$41,503,358
Belgium	24,741,906	—	—	24,741,906
Brazil	28,945,921	—	—	28,945,921
Canada	76,892,186	—	—	76,892,186
China	64,647,326	—	—	64,647,326
Denmark	21,969,662	—	—	21,969,662
Finland	39,950,927	—	—	39,950,927
France	208,725,900	—	—	208,725,900
Germany	111,665,187	—	—	111,665,187
Greece	19,814,946	—	—	19,814,946
Ireland	31,438,060	—	—	31,438,060
Japan	136,099,782	—	—	136,099,782
Malaysia	30,464,057	—	—	30,464,057
Netherlands	26,431,308	—	—	26,431,308
Panama	30,045,170	—	—	30,045,170
Philippines	14,158,507	—	—	14,158,507
South Africa	9,714,557	—	—	9,714,557
South Korea	36,595,780	—	—	36,595,780
Spain	53,309,871	—	—	53,309,871
Sweden	28,713,139	—	—	28,713,139
Switzerland	113,020,645	—	—	113,020,645
Turkey	9,567,079	—	—	9,567,079
United Kingdom	303,217,353	22,282,738	—	325,500,091
Rights/Warrants
Spain	184,058	—	—	184,058

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Total Equity	$1,461,816,685	$22,282,738	$—	$1,484,099,423

Short-Term Investments United States	—	68,979,000	—	68,979,000

Total Short-Term Investments	—	68,979,000	—	68,979,000

Total Investments in Securities	$1,461,816,685	$91,261,738	$—	$1,553,078,423

Other Financial Instruments*	4,555,956	—	—	4,555,956

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There were no significant transfers between any levels in the Fund as of September 30, 2014.

Smaller Companies Fund	Level 1 - Quoted prices in active markets for	Level 2 - Significant other	Level 3 - Significant
Description	identical assets	observable inputs	unobservable inputs	Total
Equity(a)
Common Stocks	$64,529,385	$—	$—	$64,529,385
Exchange-Traded Funds	1,387,750	$—	$—	$1,387,750

Total Equity	$65,917,135	$—	$—	$65,917,135

Short-Term Investments Repurchase Agreements	$—	$11,392,000	$—	$11,392,000

Total Investments in Securities in Assets	$65,917,135	$11,392,000	$—	$77,309,135

(a)	See Fund’s Schedule of Investments for sector classifications.

Alternative Strategies Fund	Level 1 - Quoted prices in active markets for	Level 2 - Significant other	Level 3 - Significant
Description	identical assets	observable inputs	unobservable inputs		Total
Equity(a)
Common Stocks	$288,712,499	$—	$796,766	**	$289,509,265
Exchange-Traded Funds	2,121,745	—	—		2,121,745
Preferred Stocks	6,562,932	613,538	—		7,176,470
Limited Partnership	—	—	867,102	**	867,102

Total Equity	$297,397,176	$613,538	$1,663,868	**	$299,674,582

Rights/Warrants	28,690	—	—		28,690

Short-Term Investments
Treasury Bills	—	11,897,786	—		11,897,786
Repurchase Agreements	—	161,567,000	—		161,567,000

Total Short-Term Investments	$—	$173,464,786	$—		$173,464,786

Fixed Income
Asset Backed Securities	—	30,016,823	—		30,016,823
Bank Loans	—	34,775,432	—		34,775,432
Convertible Bonds	—	17,293,645	—		17,293,645
Corporate Bonds	—	107,540,291	2,930,139	**	110,470,430
Government Securities & Agency Issues	5,671,872	9,913,143	—		15,585,015
Mortgage-Backed Securities	—	234,898,022	1,260,561	(1)	236,158,583

Total Fixed Income	$5,671,872	$434,437,356	$4,190,700	**	$444,299,928

Purchased Options	2,109,471	68,764	—		2,178,235

Total Investments in Securities in Assets	$305,207,209	$608,584,444	$5,854,568	**	$919,646,221

Short Sales Common Stocks	(52,839,854)	—	(8)		(52,839,862)

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Exchange-Traded Funds	(19,667,831)	—	—	(19,667,831)
Corporate Bonds	—	(731,886)	—	(731,886)

Total Short Sales	$(72,507,685)	$(731,886)	$(8)	$(73,239,579)

Total Investments in Securities in Liabilities	$(72,507,685)	$(731,886)	$(8)	$(73,239,579)

Other Financial instruments*
Forward Foreign Currency Exchange Contracts	$1,151,361	$—	$—	$1,151,361
Futures	296,799	—	—	296,799
Swaps - Credit Default	—	55,055	—	55,055
Written Options	(194,630)	—	—	(194,630)

(a)	See Fund’s Schedule of Investments for sector classifications.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards foreign currency exchange, swaps contracts and written options. Futures, forwards foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.
**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)	These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There were no significant transfers between Level 1 and Level 2 in the Fund as of September 30, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

Description	Balance as of December 31, 2013	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of September 30, 2014
Equity
Common Stock	$178,624	$1,054,167	$—	$—	$(436,025)	$—	$—	$—	$796,766
Limited Partnership	578,294	263,023	—	—	25,785	—	—	—	867,102

Total Equity	$756,918	$1,317,190	$—	$—	$(410,240)	$—	$—	$—	$1,663,868

Fixed Income
Corporate Bonds	$1,090,998	$1,517,816	$62	$2,060	$9,167	$(15,482)	$325,518	$—	$2,930,139
Mortgage-Backed Securities	1,352,338	91,747	94,562	3,241	(8,960)	(272,367)	—	—	1,260,561

Total Fixed Income	$2,443,336	$1,609,563	$94,624	$5,301	$207	$(287,849)	$325,518	$—	$4,190,700

Total Investments In Securities	$3,200,254	$2,926,753	$94,624	$5,301	$(410,033)	$(287,849)	$325,518	$—	$5,854,568

Short Sales
Common Stock	$—	$—	$—	$—	$(8)	$—	$—	$—	$(8)
Total Short Sales	$—	$—	$—	$—	$(8)	$—	$—	$—	$(8)

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of September 30, 2014.

Financial Instruments	Fair Value at September 30, 2014	Valuation Techniques	Unobservable Inputs	Ranges	Average
Mortgage-Backed Securities	$1,260,561	Pricing Model*	Quotes/Prices Discount	$43.11-43.55	$48.02
Limited Partnership	867,102	NAV as Practical Expedient**	N/A	$1.05	$1.05
Common Stock	757,582	Most Recent Capitalization (Funding)***	Private Financing	$15.70-32.00	$23.85
		Buy side Broker Quotes.		$30
	39,184	Discounted and probability weighted.		$0.16	$0.16

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

Corporate Bonds	2,930,139	Most Recent Capitalization (Funding)***. Pricing Model*	Private Financing Quotes	$100 $100-110.46	$105.23
Short Sales	(8)	Discounted and probability weighted.		$0.08

*	The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.
**	No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.
***	The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares and Notes are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

Equity Securities Risk — This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Asset-backed securities investment risk — The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Debt Securities Risk — This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba through C by Moody’s Investors Service (“Moody’s”) or BB through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

Interest Rate Risk — This is the risk that debt securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk — This is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Convertible Securities Risk — This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

Mortgage-Backed Securities Risk — This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

Foreign Investment and Emerging Markets Risks — This is the risk that an investment in foreign (non-U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

Currency Risk — This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Fund may invest in foreign currencies for investment and hedging purposes.

Leverage Risk — This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

Derivatives Risk — This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

Risks of Investing in Options — There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2014 (Unaudited)

exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Short Sale Risk — This is the risk that the value of a security the Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

Market Risk — As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund.

Multi-Strategy Management Risk — This is the risk that the Fund could experience overlapping security transactions as a result of having different portfolio managers using different strategies to manage the Fund’s assets. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment strategy.

Smaller Companies Risk — The Fund may invest a portion of its assets in the securities of small and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

Distressed Companies Risk — The Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

Multi-Style Management Risk — Because portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

Non-Diversification Risk — A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

Emerging Markets Risk — The Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule

30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Litman Gregory Funds Trust

By (Signature and Title)	/s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeremy DeGroot
Jeremy DeGroot, President and Principal Executive Officer

Date	November 25, 2014

By (Signature and Title)	/s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date	November 25, 2014